United States
Securities And Exchange Commission
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-8061
Diamond Hill Funds
(Exact name of registrant as specified in charter)
325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215
(Address of principal executive offices) (Zip code)
James F. Laird, Jr., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215
(Name and address of agent for service)
Registrant’s telephone number, including area code: (614) 255-3333
Date of fiscal year end: 12/31
Date of reporting period: 06/30/10
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
Diamond Hill Funds Semiannual Report
This material must be preceded or accompanied by a current prospectus. Semi-Annual Report June 30, 2010 SMALL CAP FUND SMALL-MID CAP FUND LARGE CAP FUND SELECT FUND LONG-SHORT FUND FINANCIAL LONG-SHORT FUND STRATEGIC INCOME FUND Not FDIC Insured May Lose Value No Bank Guarantee

CAUTIONARY STATEMENT
At Diamond Hill, we pledge that, “we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.” Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.
You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus. Please read the Prospectus carefully for a discussion of fees, expenses, and risks. Current performance may be lower or higher than that quoted herein. You may obtain a current copy of the Prospectus or more current performance information by calling 1-888-226-5595 or at Diamond Hill’s website (www.diamond-hill.com).

Letter to Shareholders
Dear Fellow Shareholders:
We are pleased to provide this 2010 mid-year update for the Diamond Hill Funds. Since our firm’s inception ten years ago, we have been very consistent in our long-term investment horizon. We use rolling five-year periods in quarterly increments to estimate the intrinsic value of securities, as well as to measure the results of our portfolio managers. Our long-term investment horizon generally results in lower turnover rates for our strategies and allows us to be disciplined in our assessment of intrinsic value, looking beyond the short-term market moves that are often emotion-based. We believe that our intrinsic value investment philosophy, absolute return focus and lack of benchmark sensitivity add the most value for investors in our strategies over time.
2010 Year-to-Date Market Review
U.S. equity markets posted losses for the first six months of 2010, with the Russell 1000 and Russell 2000 Indexes declining 6.40% and 1.95%, respectively. First quarter returns were positive as investors focused on stronger than expected corporate earnings and modest signs of economic growth. However, the seeds for a second quarter decline were already being planted with worrisome macro-economic events in China, Greece, and Europe. Indeed, the second quarter of 2010 brought a sharp reversal in the equity market rally that began in March 2009.
Corporate earnings reports were significantly better than expected in April, which initially fueled a continuation of the first quarter rally. However, as the quarter progressed, the Greek debt crisis deteriorated, causing capital markets in other debt-laden European countries to decline as fears of contagion spread. At the same time, there were growing concerns about China’s efforts to slow its booming economy and the resulting negative impact on global economic growth. In addition, the U.S. stock market also had to digest the uncertainty around proposed financial regulatory reform, the oil spill in the Gulf of Mexico, and worries about the potential for a double-dip recession as economic data showed signs of weakening in June. These macro issues clearly overshadowed any positive news, and investors responded by selling stocks and buying U.S. Treasuries and other traditionally less risky assets. As a result, the Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index increased 5.30% during the first six months of 2010.
Economic and Sector Results
Economic news was more positive than negative during the first quarter. By May, the economic data was still good, but showing modest signs of slowing momentum. In June, home sales and housing starts were surprisingly weak, following the expiration of the home buyer tax credit, and nonfarm payrolls grew less than estimated. Retail sales also declined for the first time since July 2009. For the first six months of 2010, all market sectors declined, with the materials and energy sectors declining the most. The decline in the energy sector primarily reflected declining energy prices and fallout from the Gulf of Mexico oil spill.
Market Outlook
In general, our strategy results were reflective of market trends in the first six months of 2010. Our Financial Long-Short strategy benefited from the improvements in the financial sector, while our exposure to the energy and healthcare sectors detracted from relative year-to-date investment results in our diversified strategies. Our long-term secular thesis for energy remains intact, due to the continued tight conditions in worldwide supply and demand for oil and the belief that natural gas will be an increasingly important fuel for the foreseeable future. The healthcare sector has proven to be more economically sensitive than in past years; however, we anticipate significant additional expenditures in the healthcare industry as a result of healthcare reform, and we believe that current sector valuations already reflect expectations for lower profit margins. In our Long-Short strategy, short positions in the consumer discretionary sector contributed positively to results in the second quarter after rising painfully faster than the overall market in the first quarter. Again, our long-term secular thesis is unchanged. We continue to believe that consumer discretionary spending will likely face secular headwinds for the foreseeable future, due to high unemployment rates, household deleveraging, and tax increases. Finally, we anticipate economic challenges as a result of the removal of fiscal and monetary stimulus in the coming years.

Diamond Hill Funds Semi-Annual Report June 30, 2010	Page 1

At the end of the 2010 first quarter, we were finding more attractive valuation opportunities in higher quality securities. As a result, our relative investment results benefited from the flight to quality in the second quarter. Capital markets were extremely volatile during the first six months of 2010, but we remain focused on assessing the long-term economics of the businesses in which we invest.

Ric Dillon, CFA	Chris Welch, CFA

Portfolio Manager,	Portfolio Manager,
Co-Chief Investment Officer	Co-Chief Investment Officer
The views expressed are those of the portfolio manager as of June 30, 2010, are subject to change, and may differ from the views of other portfolio managers or the firm as a whole. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. All data referenced are from sources deemed to be reliable but cannot be guaranteed. Securities and sectors referenced should not be construed as a solicitation or recommendation or be used as the sole basis for any investment decision.
The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 1000 Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. One cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses.
The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. One cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses.
The Bank of America Merrill Lynch US Corporate, Government & Mortgage Index includes a mixture of government bonds, corporate bonds and mortgage pass through securities of investment grade quality, having a maturity greater than or equal to one year. The Bank of America Merrill Lynch US Corporate, Government & Mortgage Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. One cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses.
Investors should consider the investment objectives, risks, and charges and expenses of the Diamond Hill Funds carefully before investing. This and other information about the Funds is in the prospectus, which can be obtained at www.diamond-hill.com or by calling 888-226-5595. Read the prospectus carefully before you invest. Diamond Hill Capital Management, Inc., a registered investment adviser, serves as Investment Adviser to the Diamond Hill Funds and is paid a fee for its services. The Diamond Hill Funds are distributed by BHIL Distributors, Inc. (Member FINRA), an affiliated company. Like all mutual funds, Diamond Hill Funds are not FDIC insured, may lose value, and have no bank guarantee.

Page 2	Diamond Hill Funds Semi-Annual Report June 30, 2010

Mission Statement, Pledge and Fundamental Principles

Mission	The mission of Diamond Hill is to serve our clients through a disciplined intrinsic value-based approach to investing, while maintaining a long-term perspective, and aligning our interests with those of our clients.

To successfully pursue our mission, we are:
COMMITTED to the Graham-Buffett investment philosophy, with goals (over 5-year rolling periods) to outperform benchmarks and our peers, and achieve absolute returns sufficient for risk of asset class.
DRIVEN by our conviction to create lasting value for clients and shareholders.
MOTIVATED through ownership of Diamond Hill Funds and company stock.

Investment Philosophy	At Diamond Hill, the investment philosophy, which is rooted in the teachings of Benjamin Graham and the methods of Warren Buffett, drives the investment process — not the opposite.

Most simply, we invest in a company when its market price is at a discount to our appraisal of the intrinsic value of the business (or at a premium for short positions).
There are four guiding principles to our investment philosophy:
♦	Treat every investment as a partial ownership interest in that company

♦	Always invest with a margin of safety to ensure the protection of capital, as well as return on capital

♦	Possess a long-term investment temperament

♦	Recognize that market price and intrinsic value tend to converge over a reasonable period of time
“Investment is most intelligent when it is most businesslike.”
— BENJAMIN GRAHAM

Pledge	Consistent with our mission & investment philosophy, we pledge the following to all of our clients:

Our investment discipline is to assess the economics of the underlying business, its management, and the price that must be paid to own a piece of it. We seek to concentrate our investments in businesses that are available at prices below intrinsic value (above intrinsic value for short positions) and are managed or controlled by trustworthy and capable people. Benjamin Graham pioneered this discipline during the 1930s and many others have practiced it with great success ever since, most notably Warren Buffett.

We will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.

Our investment team will be comprised of people with integrity, sound experience and education, in combination with a strong work ethic and independence of thought. Especially important is that each possesses the highest level of character, business ethics and professionalism.

Diamond Hill Funds Semi-Annual Report June 30, 2010	Page 3

Our employees will enjoy a working environment that supports professional and personal growth, thereby enhancing employee satisfaction, the productivity of the firm and the experience of our clients.

“Invest With Us” means we will invest the capital you entrust to us with the same care that we invest our own capital. To this end, Diamond Hill employees and affiliates are significant investors in the same portfolios in which our clients invest and are collectively the largest shareholders in the Diamond Hill Funds. In addition, all Diamond Hill employees are subject to a Code of Ethics, which states that all personal investments must be made in a Diamond Hill fund, unless approved by our Chief Compliance Officer.

Our fundamental investment principles	Valuation

Every share of stock has an intrinsic value that is independent of its current stock market price.

At any point in time, the stock market price may be either higher or lower than intrinsic value.

Over short periods of time, as evidenced by extreme stock market volatility, the stock market price is heavily influenced by the emotions of market participants, which are far more difficult to predict than intrinsic value. While stock market prices may experience extreme fluctuations on a particular day, we believe intrinsic value is far less volatile.

Over sufficiently long periods of time, five years and longer, the stock market price tends to converge with intrinsic value.

Calculating Intrinsic Value Estimate

We believe that we can determine a reasonable approximation of that intrinsic value in some cases.

That value can be determined if we have a reasonable basis for projecting the future cash flows of a business and use an appropriate discount rate.

In estimating intrinsic value, we use an interdisciplinary approach. Not only do we perform financial modeling including discounted cash flow, private market value, and leveraged buyout analyses, we draw from other areas we believe are relevant to our investment decision-making. These include economics, statistics and probability theory, politics, psychology, and consumer behavior.

In short, we do not want to exclude from our thinking anything that can help us forecast future cash flows, our most important as well as most difficult job.

The Diamond Hill investment process continually compares market price to our estimate of intrinsic value, which is updated over time as new information arises.

Suitable Investments

We only invest in a business when the stock market price is lower than our conservative assessment of per share intrinsic value (or higher than our assessment of per share intrinsic value for short positions).

We concentrate our investments in businesses whose per share intrinsic value is likely to grow.

To achieve this, we assess the underlying economics of the businesses in which we invest and the industries and markets in which they participate. We seek to invest in businesses that possess a competitive advantage and significant growth prospects as well as outstanding managers and employees.

Page 4	Diamond Hill Funds Semi-Annual Report June 30, 2010

Every business in which we invest is “handicapped” by its price. While we would prefer to own only great businesses with superior managers, there are very few businesses that satisfy those criteria and additionally are available at attractive prices. As a result, we may invest in less attractive businesses at more than attractive prices. Depending on the price that we pay, our returns from less than ideal businesses may be even better than our returns from ideal businesses.

Risk & Return

We intend to achieve our return from both the closing of the gap between our purchase price and intrinsic value and the growth in per share intrinsic value. For short positions, a growing intrinsic value may shorten the holding period.

We define risk as the permanent loss of capital. We manage risk by investing in companies selling at a discount (premium) to our estimate of intrinsic value, with a full understanding of the fundamental drivers of intrinsic value. In addition, we carefully consider business risks that could impact our estimate on intrinsic value. We regularly monitor and update our estimate of intrinsic value, adjusting for new information. If we are successful in accurately assessing intrinsic value, we will minimize the risk of loss and increase the return potential.

Our fundamental strategic income principles	Yield Our primary goal is to generate a yield greater than the current rate of inflation without bearing undue credit or interest rate risk. However, we cannot guarantee any specific yield. Approach

A flexible approach allows us to invest in both investment grade and non-investment grade corporate bonds as well as in preferred securities, real estate investment trusts, master limited partnerships, and closed end funds.

We can also invest in securities issued by the U.S. government and its agencies when conditions warrant.

Total Return

We balance our income objective with a focus on total return. Over the next five years, our objective is to earn equity-like returns in the income markets with lower year-to-year volatility and more importantly, a much lower risk of permanent loss of capital.
“You simply have to behave according to what is rational than according to what is fashionable.”
— WARREN BUFFETT

Diamond Hill Funds Semi-Annual Report June 30, 2010	Page 5

Diamond Hill Small Cap Fund
Schedule of Investments
June 30, 2010 (Unaudited)

		Fair
	Shares	Value

Common Stocks — 80.4%
Consumer Discretionary — 6.8%
Aaron’s, Inc.◊	343,990	$5,871,909
Callaway Golf Co.◊	731,916	4,420,773
Global Sources Ltd.*	735,250	5,764,360
Hillenbrand, Inc.	353,435	7,559,975
JAKKS Pacific, Inc.*◊	414,587	5,961,761
K-Swiss, Inc., Class A*◊	457,100	5,133,233
Steiner Leisure Ltd.*◊	279,830	10,756,665

		45,468,676

Consumer Staples — 12.8%
American Italian Pasta Co., Class A*	196,753	10,402,331
Del Monte Foods Co.	472,760	6,803,016
Energizer Holdings, Inc.*	500,195	25,149,805
Flowers Foods, Inc.◊	859,161	20,989,303
Hain Celestial Group, Inc., The*◊	165,530	3,338,740
Lance, Inc.◊	360,530	5,945,140
Ralcorp Holdings, Inc.*	184,400	10,105,120
Ruddick Corp.◊	89,275	2,766,632

		85,500,087

Energy — 12.0%
Berry Petroleum Co., Class A◊	469,130	12,066,024
Cimarex Energy Co.	241,295	17,271,896
Denbury Resources, Inc.*	638,515	9,347,859
Exterran Holdings, Inc.*◊	279,728	7,219,780
Forest Oil Corp.*◊	222,020	6,074,467
Hornbeck Offshore Services, Inc.*◊	384,525	5,614,065
Southwestern Energy Co.*	208,230	8,046,007
Whiting Petroleum Corp.*◊	187,650	14,715,513

		80,355,611

Financial — 22.3%
Alleghany Corp.*	35,753	10,486,355
Arch Capital Group Ltd.*◊	186,195	13,871,528
Assurant, Inc.	700,360	24,302,492
Assured Guaranty Ltd.◊	1,902,472	25,245,803
First American Financial Corp.	306,020	3,880,334
First Niagara Financial Group, Inc.	137,800	1,726,634
Hanover Insurance Group, Inc., The◊	91,880	3,996,780
Horace Mann Educators Corp.◊	611,295	9,352,813
Huntington Bancshares, Inc.	1,355,798	7,511,121
Leucadia National Corp.*	244,135	4,763,074
Mid-America Apartment Communities, Inc. REIT◊	127,569	6,565,976
National Penn Bancshares, Inc.◊	659,430	3,963,174
Old Republic International Corp.◊	1,304,365	15,821,947
Popular, Inc.*	1,087,855	2,915,451
Redwood Trust, Inc. REIT◊	356,720	5,222,381
Sterling Bancorp◊	192,740	1,734,660
United Fire & Casualty Co.◊	212,675	4,215,219
Wilmington Trust Corp.◊	364,095	4,037,814

		149,613,556

Health Care — 7.5%
inVentiv Health, Inc.*	174,385	4,464,256
Kinetic Concepts, Inc.*	174,545	6,372,638
King Pharmaceuticals, Inc.*	1,102,195	8,365,660
LifePoint Hospitals, Inc.*◊	295,725	9,285,765
Myriad Genetics, Inc.*	437,300	6,537,635
Res-Care, Inc.*◊	902,453	8,717,696
STERIS Corp.◊	214,640	6,671,011

		50,414,661

Industrial — 8.1%
AirTran Holdings, Inc.*◊	1,316,400	6,384,540
Apogee Enterprises, Inc.◊	514,250	5,569,328
Brink’s Co., The	417,570	7,946,357
Corrections Corp. of America*	352,635	6,728,276
HUB Group, Inc., Class A*◊	228,920	6,869,889
Kaydon Corp.◊	106,285	3,492,525
Saia, Inc.*◊	387,915	5,818,725
Toro Co., The◊	123,305	6,056,742
Trinity Industries, Inc.◊	296,170	5,248,132

		54,114,514

Information Technology — 5.6%
Alliance Data Systems Corp.*◊	203,650	12,121,248
CSG Systems International, Inc.*	209,972	3,848,787
KLA-Tencor Corp.	270,990	7,555,201
Liquidity Services, Inc.*◊	126,660	1,641,514
Verigy Ltd.*	1,427,055	12,401,108

		37,567,858

Page 6	Diamond Hill Funds Semi-Annual Report June 30, 2010

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares/	Fair
	Par Value	Value

Technology — 1.0%
CoreLogic, Inc.	382,865	$6,761,396

Utilities — 4.3%
Cleco Corp.◊	380,650	10,052,966
UGI Corp.	349,690	8,896,114
WGL Holdings, Inc.◊	283,864	9,659,892

		28,608,972

Total Common Stocks		$538,405,331

Repurchase Agreement — 14.7%
BNP Paribas Securities Corp., 0.03%, Agreement dated 6/30/10 to be repurchased at $98,133,943 on 7/1/10. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 2%-6%, and maturities from 8/24/2012 through 4/16/2037†	$98,133,861	98,133,861

Registered Investment Companies — 21.3%
JPMorgan Prime Money Market Fund-Capital Shares	84,059,084	84,059,084
JPMorgan U.S. Government Money Market Fund-Capital Shares	58,754,377	58,754,377

Total Registered Investment Company		$142,813,461

Total Investment Securities — 116.4% (Cost $768,943,567)**		$779,352,653

Net Other Assets (Liabilities) — (16.4%)		(109,565,025)

Net Assets — 100.0%		$669,787,628

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of June 30, 2010, was $94,607,928.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as at June 30, 2010.

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2010	Page 7

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
June 30, 2010 (Unaudited)

		Fair
	Shares	Value

Common Stocks — 87.2%
Consumer Discretionary — 5.8%
Aaron’s, Inc.◊	12,230	$208,766
Callaway Golf Co.◊	76,455	461,788
GameStop Corp., Class A*◊	20,660	388,202
Hillenbrand, Inc.	26,565	568,225
K-Swiss, Inc., Class A*◊	44,000	494,120
Steiner Leisure Ltd.*	13,980	537,391

		2,658,492

Consumer Staples — 12.5%
American Italian Pasta Co., Class A*◊	8,670	458,383
ConAgra Foods, Inc.	51,140	1,192,585
Del Monte Foods Co.	49,190	707,844
Energizer Holdings, Inc.*	19,775	994,287
Flowers Foods, Inc.◊	49,140	1,200,490
Hain Celestial Group, Inc., The*◊	10,880	219,450
Molson Coors Brewing Co., Class B	17,840	755,702
Ruddick Corp.◊	6,820	211,352

		5,740,093

Energy — 17.1%
Berry Petroleum Co., Class A◊	25,010	643,257
Cimarex Energy Co.	23,855	1,707,541
Denbury Resources, Inc.*	61,723	903,625
Energen Corp.	9,460	419,362
Exterran Holdings, Inc.*◊	19,555	504,714
Forest Oil Corp.*◊	11,025	301,644
Hornbeck Offshore Services, Inc.*◊	30,430	444,278
Noble Energy, Inc.	27,430	1,654,852
Southwestern Energy Co.*	21,480	829,987
Whiting Petroleum Corp.*	5,550	435,231

		7,844,491

Financial — 19.6%
Alleghany Corp.*	2,114	620,036
Allstate Corp.	29,255	840,496
Arch Capital Group Ltd.*◊	13,795	1,027,728
Assurant, Inc.	37,565	1,303,506
Assured Guaranty Ltd.◊	74,035	982,444
First American Financial Corp.	22,875	290,055
Hanover Insurance Group, Inc., The◊	7,300	317,550
Huntington Bancshares, Inc.	76,554	424,109
Marsh & McLennan Cos., Inc.	22,705	511,998
Mid-America Apartment Communities, Inc. REIT	4,790	246,541
National Penn Bancshares, Inc.	54,250	326,043
Old Republic International Corp.◊	114,645	1,390,644
Popular, Inc.*	161,640	433,195
SunTrust Banks, Inc.	8,740	203,642
United Fire & Casualty Co.◊	3,889	77,080

		8,995,067

Health Care — 10.0%
Forest Laboratories, Inc.*	37,255	1,021,905
Kinetic Concepts, Inc.*	12,255	447,430
King Pharmaceuticals, Inc.*	153,595	1,165,786
LifePoint Hospitals, Inc.*	14,915	468,331
Myriad Genetics, Inc.*	26,305	393,260
Quest Diagnostics, Inc.	11,755	585,046
STERIS Corp.	17,265	536,596

		4,618,354

Industrial — 10.6%
AirTran Holdings, Inc.*◊	67,915	329,388
Brink’s Co., The	27,515	523,610
Corrections Corp. of America*	31,845	607,603
Dover Corp.	35,380	1,478,530
Fluor Corp.	11,810	501,925
HUB Group, Inc., Class A*◊	19,480	584,595
Parker Hannifin Corp.	8,345	462,814
Toro Co., The	3,405	167,254
Trinity Industries, Inc.◊	11,420	202,362

		4,858,081

Information Technology — 6.0%
Alliance Data Systems Corp.*◊	11,570	688,646
KLA-Tencor Corp.	30,680	855,358
Linear Technology Corp.◊	13,680	380,441
Verigy Ltd.*	97,740	849,361

		2,773,806

Technology — 0.9%
CoreLogic, Inc.	23,575	416,334

Page 8	Diamond Hill Funds Semi-Annual Report June 30, 2010

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares/	Fair
	Par Value	Value

Utilities — 4.7%
Cleco Corp.◊	25,190	$665,268
UGI Corp.	33,590	854,529
WGL Holdings, Inc.◊	19,565	$665,797

		2,185,594

Total Common Stocks		$40,090,312

Repurchase Agreement — 10.0%
BNP Paribas Securities Corp., 0.03%, Agreement dated 6/30/10 to be repurchased at $4,601,466 on 7/1/10. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 2%-6%, and maturities from 8/24/2012 through 4/16/2037†	$4,601,462	4,601,462

Registered Investment Company — 13.2%
JPMorgan U.S. Government Money Market Fund-Capital Shares	6,055,064	6,055,064

Total Investment Securities — 110.4% (Cost $48,403,046)**		$50,746,838

Net Other Assets (Liabilities) — (10.4%)		(4,795,733)

Net Assets — 100.0%		$45,951,105

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of June 30, 2010, was $4,458,408.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as at June 30, 2010.

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.
Diamond Hill Large Cap Fund
Schedule of Investments
June 30, 2010 (Unaudited)

		Fair
	Shares	Value

Common Stocks — 94.4%
Consumer Discretionary — 4.0%
McDonald’s Corp.	256,609	$16,902,835
Wal-Mart Stores, Inc.	342,093	16,444,410

		33,347,245

Consumer Staples — 14.2%
ConAgra Foods, Inc.	710,728	16,574,177
General Mills, Inc.	483,208	17,163,548
Kimberly-Clark Corp.	283,405	17,182,845
PepsiCo, Inc.	410,690	25,031,556
Procter & Gamble Co., The	422,962	25,369,261
Sysco Corp.◊	578,264	16,521,002

		117,842,389

Energy — 15.6%
Anadarko Petroleum Corp.	529,930	19,125,174
Apache Corp.	388,403	32,699,648
Devon Energy Corp.	486,327	29,627,041
Exxon Mobil Corp.	282,065	16,097,449
Occidental Petroleum Corp.	414,492	31,978,058

		129,527,370

Financial — 14.9%
Allstate Corp.	280,696	8,064,396
Bank of New York Mellon Corp.	437,834	10,810,121
JPMorgan Chase & Co.	649,572	23,780,831
Marsh & McLennan Cos., Inc.	595,640	13,431,682
Prudential Financial, Inc.	295,450	15,853,847
SunTrust Banks, Inc.	315,706	7,355,950
Travelers Cos., Inc., The	435,444	21,445,617
U.S. Bancorp	358,748	8,018,018
Wells Fargo & Co.	590,695	15,121,792

		123,882,254

Health Care — 19.8%
Abbott Laboratories	538,852	25,207,497
Baxter International, Inc.	324,107	13,171,708
Johnson & Johnson	368,994	21,792,786
Medtronic, Inc.	768,602	27,877,195
Merck & Co., Inc.	713,680	24,957,390
Pfizer, Inc.	1,695,167	24,173,081
Quest Diagnostics, Inc.	205,955	10,250,380
UnitedHealth Group, Inc.	594,961	16,896,892

		164,326,929

Diamond Hill Funds Semi-Annual Report June 30, 2010	Page 9

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares/	Fair
	Par Value	Value

Industrial — 13.6%
3M Co.	214,617	$16,952,597
Dover Corp.	381,393	15,938,413
Fluor Corp.	182,475	7,755,188
Illinois Tool Works, Inc.	369,944	15,271,288
Parker Hannifin Corp.	279,474	15,499,628
Raytheon Co.	246,769	11,941,152
United Technologies Corp.	445,837	28,939,280

		112,297,546

Information Technology — 7.7%
Alliance Data Systems Corp.*◊	95,770	5,700,230
Cisco Systems, Inc.*	369,961	7,883,869
Dell, Inc.*	963,275	11,617,097
KLA-Tencor Corp.	698,795	19,482,405
Microsoft Corp.	839,150	19,308,841

		63,992,442

Materials — 2.0%
Air Products & Chemicals, Inc.	253,370	16,420,910

Utilities — 2.6%
Dominion Resources, Inc.	550,960	21,344,190

Total Common Stocks		$782,981,275

Repurchase Agreement — 2.5%
BNP Paribas Securities Corp., 0.03%, Agreement dated 6/30/10 to be repurchased at $20,496,800 on 7/1/10. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 2%-6%, and maturities from 8/24/2012 through 4/16/2037†	$20,496,783	20,496,783

Registered Investment Company — 6.2%
JPMorgan Prime Money Market Fund-Capital Shares	51,782,263	51,782,263

Total Investment Securities — 103.1% (Cost $867,368,326)**		$855,260,321

Net Other Assets (Liabilities) — (3.1%)		(25,530,401)

Net Assets — 100.0%		$829,729,920

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of June 30, 2010, was $19,642,825.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as at June 30, 2010.

See accompanying Notes to Financial Statements.

Page 10	Diamond Hill Funds Semi-Annual Report June 30, 2010

Diamond Hill Select Fund
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares/	Fair
	Par Value	Value

Common Stocks — 92.0%
Consumer Discretionary — 4.0%
McDonald’s Corp.	9,980	$657,383
Wal-Mart Stores, Inc.	13,350	641,734

		1,299,117

Consumer Staples — 14.7%
ConAgra Foods, Inc.	56,068	1,307,506
General Mills, Inc.	18,110	643,267
PepsiCo, Inc.	10,530	641,803
Procter & Gamble Co., The	16,495	989,370
Sysco Corp.	43,835	1,252,366

		4,834,312

Energy — 15.3%
Anadarko Petroleum Corp.	18,665	673,620
Apache Corp.	11,310	952,189
Cimarex Energy Co.	10,945	783,443
Devon Energy Corp.	13,715	835,518
Exterran Holdings, Inc.*◊	22,045	568,981
Occidental Petroleum Corp.	12,265	946,245
Southwestern Energy Co.*	7,005	270,673

		5,030,669

Financial — 15.6%
Arch Capital Group Ltd.*◊	6,800	506,600
Assurant, Inc.	11,075	384,303
Assured Guaranty Ltd.◊	50,090	664,694
Prudential Financial, Inc.	13,585	728,971
Travelers Cos., Inc., The	21,430	1,055,428
U.S. Bancorp	36,995	826,838
Wells Fargo & Co.	37,920	970,752

		5,137,586

Health Care — 18.8%
Abbott Laboratories	18,700	874,786
Baxter International, Inc.	20,490	832,714
Johnson & Johnson	14,725	869,658
Medtronic, Inc.	26,576	963,912
Merck & Co., Inc.	27,920	976,362
Pfizer, Inc.	63,720	908,647
UnitedHealth Group, Inc.	26,847	762,455

		6,188,534

Industrial — 14.0%
3M Co.	8,710	688,003
AirTran Holdings, Inc.*◊	68,735	333,365
Dover Corp.	24,185	1,010,691
Illinois Tool Works, Inc.	21,243	876,911
Parker Hannifin Corp.	11,910	660,528
United Technologies Corp.	16,025	1,040,183

		4,609,681

Information Technology — 6.2%
Cisco Systems, Inc.*	17,740	378,039
KLA-Tencor Corp.	19,710	549,515
Microsoft Corp.	31,405	722,629
Verigy Ltd.*	44,405	385,880

		2,036,063

Materials — 2.4%
Air Products & Chemicals, Inc.	12,405	803,968

Utilities — 1.0%
Dominion Resources, Inc.	8,500	329,290

Total Common Stocks		$30,269,220

Repurchase Agreement — 0.6%
BNP Paribas Securities Corp., 0.03%, Agreement dated 6/30/10 to be repurchased at $211,914 on 7/1/10. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 2%-6%, and maturities from 8/24/2012 through 4/16/2037†	$211,914	211,914

Registered Investment Company — 8.3%
JPMorgan Prime Money Market Fund-Capital Shares	2,727,485	2,727,485

Diamond Hill Funds Semi-Annual Report June 30, 2010	Page 11

Diamond Hill Select Fund
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

Fair
Value

Total Investment Securities — 100.9% (Cost $32,842,669)**	$33,208,619

Net Other Assets (Liabilities) — (0.9%)	(310,136)

Net Assets — 100.0%	$32,898,483

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of June 30, 2010, was $201,702.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as at June 30, 2010.

See accompanying Notes to Financial Statements.
Diamond Hill Long-Short Fund
Schedule of Investments
June 30, 2010 (Unaudited)

		Fair
	Shares	Value

Common Stocks — 88.2%
Consumer Discretionary — 3.8%
McDonald’s Corp.§	588,554	$38,768,052
Wal-Mart Stores, Inc.	666,875	32,056,681

		70,824,733

Consumer Staples — 12.3%
ConAgra Foods, Inc.§	1,879,640	43,833,205
General Mills, Inc.§	1,218,632	43,285,809
PepsiCo, Inc.	888,825	54,173,884
Procter & Gamble Co., The	953,035	57,163,039
Sysco Corp.§	1,124,287	32,120,879

		230,576,816

Energy — 16.4%
Anadarko Petroleum Corp.§	1,232,343	44,475,259
Apache Corp.§	872,506	73,456,280
Cimarex Energy Co.	319,205	22,848,694
Devon Energy Corp.§	873,900	53,237,988
Exxon Mobil Corp.	655,818	37,427,533
Occidental Petroleum Corp.§	991,798	76,517,216

		307,962,970

Financial — 13.1%
Assurant, Inc.§	589,230	20,446,281
Assured Guaranty Ltd. ◊§	1,674,935	22,226,387
JPMorgan Chase & Co.	1,230,505	45,048,788
Prudential Financial, Inc.	770,530	41,346,640
SunTrust Banks, Inc.◊	644,205	15,009,977
Travelers Cos., Inc., The	934,060	46,002,455
U.S. Bancorp§	837,897	18,726,998
Wells Fargo & Co.	1,444,530	36,979,968

		245,787,494

Health Care — 17.2%
Abbott Laboratories§	1,124,300	52,594,754
Baxter International, Inc.	608,641	24,735,170
Johnson & Johnson§	581,575	34,347,819
Medtronic, Inc.§	1,510,552	54,787,721
Merck & Co., Inc.	1,348,180	47,145,855
Pfizer, Inc.	3,016,695	43,018,071
Quest Diagnostics, Inc.	473,340	23,558,132
UnitedHealth Group, Inc.§	1,550,540	44,035,336

		324,222,858

Page 12	Diamond Hill Funds Semi-Annual Report June 30, 2010

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares/	Fair
	Par Value	Value

Industrial — 13.5%
3M Co.	488,590	$38,593,724
AirTran Holdings, Inc.*§	504,896	2,448,746
Dover Corp.§	1,003,255	41,926,026
Fluor Corp.§	359,335	15,271,737
Illinois Tool Works, Inc.§	766,040	31,622,131
Parker Hannifin Corp.	681,885	37,817,342
Raytheon Co.	546,907	26,464,830
United Technologies Corp.§	928,205	60,249,787

		254,394,323

Information Technology — 7.3%
Alliance Data Systems Corp.*◊	271,060	16,133,491
Cisco Systems, Inc.*	900,279	19,184,946
Dell, Inc.*	1,788,910	21,574,255
KLA-Tencor Corp.	1,469,288	40,963,749
Microsoft Corp.§	1,751,740	40,307,537

		138,163,978

Materials — 1.9%
Air Products & Chemicals, Inc.	563,218	36,502,158

Utilities — 2.7%
Dominion Resources, Inc.	1,286,140	49,825,064

Total Common Stocks		$1,658,260,394

Repurchase Agreement — 0.9%
BNP Paribas Securities Corp., 0.03%, Agreement dated 6/30/10 to be repurchased at $16,233,201 on 7/1/10. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 2%-6%, and maturities from 8/24/2012 through 4/16/2037†	$16,233,187	16,233,187

Registered Investment Company — 7.9%
JPMorgan Prime Money Market Fund-Capital Shares	149,299,151	149,299,151

Total Investment Securities — 97.0% (Cost $1,759,936,497)**	$1,823,792,732

Segregated Cash With Brokers — 32.2%	604,884,804

Securities Sold Short — (28.8)% (Proceeds $439,630,015)	(540,859,855)

Net Other Assets (Liabilities) — (0.4%)	(7,988,378)

Net Assets — 100.0%	$1,879,829,303

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of June 30, 2010, was $15,803,441.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as at June 30, 2010.

§	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $630,852,057.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2010	Page 13

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
June 30, 2010 (Unaudited)

		Fair
	Shares	Value

Common Stocks — 28.8%
Consumer Discretionary — 17.0%
Amazon.com, Inc.*	101,295	$11,067,492
BJ’s Wholesale Club, Inc.*	220,587	8,163,925
Brunswick Corp.	1,311,835	16,306,109
Career Education Corp.*	1,425,345	32,811,442
CarMax, Inc.*	651,970	12,974,203
DeVry, Inc.	156,055	8,191,327
Gap, Inc.,The	586,130	11,406,090
Gymboree Corp.*	663,025	28,317,798
Jo-Ann Stores, Inc.*	323,410	12,131,109
Life Time Fitness, Inc.*	360,724	11,467,416
Macy’s, Inc.	1,513,935	27,099,436
MGM Mirage*	2,513,391	24,229,089
NetFlix, Inc.*	143,265	15,565,742
Nordstrom, Inc.	435,965	14,033,713
Royal Caribbean Cruises Ltd.*	1,061,271	24,165,141
Sally Beauty Holdings, Inc.*	1,521,610	12,477,202
Tractor Supply Co.	598,128	36,467,864
Urban Outfitters, Inc.*	363,620	12,504,892

		319,379,990

Consumer Staples — 1.7%
H.J. Heinz Co.	212,238	9,172,926
Kraft Foods, Inc., Class A	816,645	22,866,060

		32,038,986

Health Care — 3.0%
Covance, Inc.*	495,990	25,454,207
Omnicare, Inc.	1,258,521	29,826,948

		55,281,155

Industrial — 2.0%
Boeing Co., The	469,555	29,464,576
Werner Enterprises, Inc.	364,910	7,987,880

		37,452,456

Information Technology — 2.8%
Akamai Technologies, Inc.*	627,195	25,445,301
Salesforce.com, Inc.*	323,465	27,759,766

		53,205,067

Materials — 1.7%
Dow Chemical Co.	1,333,830	31,638,448

Telecommunication Services — 0.6%
Sprint Nextel Corp.*	2,798,055	11,863,753

Total Common Stocks Sold Short		540,859,855

Total Securities Sold Short (Proceeds $439,630,015)		$540,859,855

* Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at June 30, 2010.

See accompanying Notes to Financial Statements.

Page 14	Diamond Hill Funds Semi-Annual Report June 30, 2010

Diamond Hill Financial Long-Short Fund
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares/	Fair
	Par Value	Value

Preferred Stocks — 7.0%
Banking Services — 3.7%
Citizens Funding Trust I, 7.50%	9,130	$151,102
Huntington Bancshares, Inc., 8.50%, Series A	132	130,680
Wachovia Preferred Funding Corp., 7.25%, Series A	8,375	193,797

		475,579

Financial Services — 1.7%
Countrywide Capital V, 7.00%§	10,050	216,779

REITs and Real Estate Management — 1.6%
iStar Financial, Inc., 7.80%, Series F	12,387	159,420
LaSalle Hotel Properties, 8.00%, Series E	2,483	57,283

		216,703

Total Preferred Stocks		909,061

Common Stocks — 83.7%
Asset Management — 0.7%
Affiliated Managers Group, Inc.*	1,560	94,801

Banking Services — 25.8%
BB&T Corp.	3,976	104,608
First California Financial Group, Inc.*	20,971	56,412
First Financial Holdings, Inc.◊	14,664	167,903
First Niagara Financial Group, Inc.	13,320	166,900
First of Long Island Corp.◊	7,635	196,296
Huntington Bancshares, Inc.§	38,926	215,650
National Penn Bancshares, Inc.	33,930	203,919
PNC Financial Services Group, Inc.§	6,594	372,561
Popular, Inc.*	78,360	210,005
Sterling Bancorp	6,400	57,600
SunTrust Banks, Inc.	4,867	113,401
U.S. Bancorp§	21,903	489,532
Wells Fargo & Co.§	30,826	789,146
Wilmington Trust Corp.◊	17,025	188,807

		3,332,740

Consumer Financial Services — 4.3%
American Express Co.	6,385	253,484
Discover Financial Services	21,905	306,232

		559,716

Financial Services — 17.0%
Bank of America Corp.	29,780	427,939
Bank of New York Mellon Corp.§	15,349	378,967
JPMorgan Chase & Co.	22,845	836,355
Leucadia National Corp.*	4,750	92,673
Morgan Stanley§	6,950	161,309
MVC Capital, Inc.◊	10,160	131,267
State Street Corp.	4,963	167,849

		2,196,359

Insurance — 32.8%
Alleghany Corp.*	502	147,237
Allstate Corp.§	11,528	331,199
Arch Capital Group Ltd.*	3,731	277,960
Assurant, Inc.§	14,210	493,087
Assured Guaranty Ltd.◊	33,465	444,081
First American Financial Corp.	2,980	37,786
Hanover Insurance Group, Inc., The§	1,449	63,031
Hartford Financial Services Group, Inc.	7,588	167,922
Horace Mann Educators Corp.◊	12,163	186,094
Marsh & McLennan Cos., Inc.	8,720	196,636
Old Republic International Corp.◊	37,625	456,391
Prudential Financial, Inc.	8,600	461,476
Travelers Cos., Inc., The	12,795	630,154
United Fire & Casualty Co.◊	3,462	68,617
XL Capital Ltd., Class A	17,555	281,056

		4,242,727

REITs and Real Estate Management — 2.7%
Mid-America Apartment Communities, Inc. REIT§	1,076	55,382
Redwood Trust, Inc. REIT	20,040	293,385

		348,767

Technology Services — 0.4%
CoreLogic, Inc.	2,980	52,627

Total Common Stocks		$10,827,737

Corporate Bonds —1.7%
Banking Services —1.7%
AmSouth Bank, 5.20%, 4/1/15	120,000	114,590
Zions Bancorp., 7.75%, 9/23/14◊	105,000	106,993

Total Corporate Bonds		$221,583

Diamond Hill Funds Semi-Annual Report June 30, 2010	Page 15

Diamond Hill Financial Long-Short Fund
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares/	Fair
	Par Value	Value

Repurchase Agreement — 9.9%
BNP Paribas Securities Corp., 0.03%, Agreement dated 6/30/10 to be repurchased at $1,276,848 on 7/1/10. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 2%-6%, and maturities from 8/24/2012 through 4/16/2037†	$1,276,847	$1,276,847

Registered Investment Company — 7.3%
JPMorgan U.S. Government Money Market Fund-Capital Shares	938,508	938,508

Total Investment Securities — 109.6% (Cost $13,439,592)**		$14,173,736

Segregated Cash With Brokers — 5.0%		648,102

Securities Sold Short — (4.7)% (Proceeds $617,209)		(606,705)

Net Other Assets (Liabilities) — (9.9%)		(1,278,783)

Net Assets — 100.0%		$12,936,350

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of June 30, 2010, was $1,234,231.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as at June 30, 2010.

§	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $2,082,197.

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.
Diamond Hill Financial Long-Short Fund
Schedule of Securities Sold Short
June 30, 2010 (Unaudited)

		Fair
	Shares	Value

Common Stocks — 4.7%
Banking Services — 4.3%
First Financial Bankshares, Inc.	3,105	$149,319
Home Bancshares, Inc.	6,338	144,570
M&T Bank Corp.	2,370	201,332
Westamerica Bancorp.	1,145	60,135

		555,356

Capital Markets — 0.4%
KBW, Inc.*	2,395	51,349

Total Securities Sold Short (Proceeds $617,209)		$606,705

* Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at June 30, 2010.

See accompanying Notes to Financial Statements.

Page 16	Diamond Hill Funds Semi-Annual Report June 30, 2010

Diamond Hill Strategic Income Fund
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares/	Fair
	Par Value	Value

Collateralized Debt Obligations — 0.5%
Alesco Preferred Funding III*#	$724,100	$97,413
Alesco Preferred Funding Ltd., Series 6A, Class PPNE*#	336,608	80,577
Alesco Preferred Funding Ltd. IV*#	3,373	4,014
Alesco Preferred Funding Ltd. V*#	802	1,002
Alesco Preferred Funding VI PNN*#	621,631	149,558
Fort Sheridan ABS CDO Ltd., Series 2005-1A, Class PPN2*#	611,948	147,553
Taberna Preferred Funding Ltd., Series 2005-1A, Class PPN2*#	1,175,564	259,459

Total Collateralized Debt Obligations		739,576

Preferred Stocks — 1.0%
Eagle Hospitality Properties Trust, Inc., 8.25%, Series A*	21,007	23,108
Innkeepers USA Trust, 8.00%, Series C*	93,250	60,612
XL Capital Ltd., 10.75%	50,000	1,256,500

Total Preferred Stocks		1,340,220

Corporate Bonds — 85.9%
Consumer Discretionary — 9.7%
Expedia, Inc., 8.50%, 7/1/16	$3,000,000	3,225,000
Expedia, Inc., 7.46%, 8/15/18	1,700,000	1,863,625
Goodyear Tire & Rubber Co., The, 10.50%, 5/15/16◊	3,550,000	3,860,625
Historic TW, Inc., 8.05%, 1/15/16	1,600,000	1,917,915
Jarden Corp., 8.00%, 5/1/16◊	2,650,000	2,722,875

		13,590,040

Consumer Staples — 6.0%
Del Monte Corp., 6.75%, 2/15/15	4,625,000	4,688,594
Fortune Brands, Inc., 4.88%, 12/1/13	3,475,000	3,683,076

		8,371,670

Energy — 4.8%
Anadarko Petroleum Corp., 5.95%, 9/15/16	1,650,000	1,420,150
Bristow Group, Inc., 6.13%, 6/15/13	684,000	673,740
Cimarex Energy Co., 7.13%, 5/1/17	4,640,000	4,663,200

		6,757,090

Financial — 21.9%
AmSouth Bank, Series AI, 4.85%, 4/1/13◊	$1,850,000	1,832,029
CNA Financial Corp., 6.50%, 8/15/16	2,165,000	2,268,361
Discover Financial Services, 6.45%, 6/12/17	2,700,000	2,724,878
First Horizon National Corp., 4.50%, 5/15/13	1,400,000	1,360,296
First Tennessee Bank NA, 5.05%, 1/15/15◊	4,280,000	4,197,445
Horace Mann Educators Corp., 6.85%, 4/15/16◊	3,490,000	3,697,097
iStar Financial, Inc., Series B, 5.70%, 3/1/14◊	4,275,000	3,152,812
Nuveen Investments, Inc., 10.50%, 11/15/15	3,000,000	2,610,000
Wilmington Trust Corp., 4.88%, 4/15/13◊	4,540,000	4,431,812
Zions Bancorp., 7.75%, 9/23/14◊	4,380,000	4,463,124

		30,737,854

Health Care — 3.8%
DaVita, Inc., 7.25%, 3/15/15	3,550,000	3,550,000
HCA, Inc., 9.25%, 11/15/16	1,725,000	1,828,500

		5,378,500

Industrial — 12.7%
BE Aerospace, Inc., 8.50%, 7/1/18	4,620,000	4,851,000
Corrections Corp. of America, 6.25%, 3/15/13	4,050,000	4,141,875
Iron Mountain, Inc., 7.75%, 1/15/15	1,929,000	1,943,468
Kansas City Southern de Mexico SA de CV, 7.38%, 6/1/14◊	4,855,000	4,944,212
Trinity Industries, Inc., 6.50%, 3/15/14	1,980,000	1,994,850

		17,875,405

Information Technology — 4.7%
KLA-Tencor Corp., 6.90%, 5/1/18	4,478,000	5,009,516
Mantech International Corp., 7.25%, 4/15/18^	1,500,000	1,515,000

		6,524,516

Diamond Hill Funds Semi-Annual Report June 30, 2010	Page 17

Diamond Hill Strategic Income Fund
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares/	Fair
	Par Value	Value

Materials — 11.0%
Crown Americas LLC / Crown Americas Capital Corp., 7.63%, 11/15/13	$1,957,000	$2,010,818
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15◊	5,050,000	5,479,250
Nalco Co., 8.88%, 11/15/13◊	4,550,000	4,693,750
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14◊	3,175,000	3,230,562

		15,414,380

Telecommunication Services — 1.5%
Global Crossing Ltd., 12.00%, 9/15/15^	2,000,000	2,120,000

Utilities — 9.8%
CenterPoint Energy, Inc., 5.95%, 2/1/17	2,525,000	2,730,697
Dominion Resources, Inc., Series C, 5.15%, 7/15/15	2,500,000	2,768,027
Energy Transfer Partners LP, 5.95%, 2/1/15	1,700,000	1,813,733
Enterprise Products Operating LLC, Series O, 9.75%, 1/31/14	1,450,000	1,749,412
NuStar Pipeline Operating Partnership LP, 7.75%, 2/15/12	1,700,000	1,797,531
Source Gas LLC, 5.90%, 4/1/17	3,000,000	2,909,928

		13,769,328

Total Corporate Bonds		120,538,783

Repurchase Agreement — 6.6%
BNP Paribas Securities Corp., 0.03%, Agreement dated 6/30/10 to be repurchased at $9,284,986 on 7/1/10. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 2%-6%, and maturities from 8/24/2012 through 4/16/2037†	9,284,978	9,284,978

Registered Investment Company — 14.8%
JPMorgan U.S. Government Money Market Fund-Capital Shares	20,731,490	20,731,490

Total Investment Securities — 108.8% (Cost $151,878,199)**		$152,635,047

Other Assets (Liabilities) — (8.8%)		(12,380,466)

Net Assets — 100.0%		$140,254,581

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of June 30, 2010, was $9,120,305.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as at June 30, 2010.

#	Restricted and illiquid securities valued at fair value and not registered under the Securities Act of 1933:

				Value as
	Acquisition	Current		a % of
	Date	Cost	Value	Net Assets
Alesco Preferred Funding III	March-05	$724,100	$97,413	0.1%
Alesco Preferred Funding Ltd., Series 6A, Class PPNE	May-05	336,608	80,577	0.0%
Alesco Preferred Funding Ltd. IV	May-05	337,337	4,014	0.0%
Alesco Preferred Funding Ltd. V	October-04	80,180	1,002	0.0%
Alesco Preferred Funding VI PNN	March-05	621,630	149,558	0.1%
Fort Sheridan ABS CDO Ltd., Series 2005-1A, Class PPN2	March-05	510,038	147,553	0.1%
Taberna Preferred Funding Ltd., Series 2005-1A, Class PPN2	March-05	1,035,898	259,459	0.2%

		$3,645,791	$739,576	0.5%

^	Restricted securities not registered under the Securities Act of 1933 and deemed iliquid are as follows:

				Value as
	Acquisition	Current		a % of
	Date	Cost	Value	Net Assets
Global Crossing Ltd.	May-10	$2,230,861	$2,120,000	1.5%
Mantech International Corp.	April-10	1,531,223	1,515,000	1.1%

		$3,762,084	$3,635,000	2.6%

See accompanying Notes to Financial Statements.

Page 18	Diamond Hill Funds Semi-Annual Report June 30, 2010

Diamond Hill Funds
Tabular Presentation of Schedules of Investments
June 30, 2010 (Unaudited)
The illustrations below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.
Diamond Hill Small Cap Fund

% of
Sector Allocation	Net Assets
Consumer Discretionary	7%
Consumer Staples	13%
Energy	12%
Financial	22%
Health Care	7%
Industrial	8%
Information Technology	6%
Technology	1%
Utilities	4%
Cash and Cash Equivalents	20%

Total	100%

Diamond Hill Small-Mid Cap Fund

% of
Sector Allocation	Net Assets
Consumer Discretionary	6%
Consumer Staples	12%
Energy	17%
Financial	20%
Health Care	10%
Industrial	10%
Information Technology	6%
Technology	1%
Utilities	5%
Cash and Cash Equivalents	13%

Total	100%

Diamond Hill Large Cap Fund

% of
Sector Allocation	Net Assets
Consumer Discretionary	4%
Consumer Staples	14%
Energy	15%
Financial	15%
Health Care	20%
Industrial	13%
Information Technology	8%
Materials	2%
Utilities	3%
Cash and Cash Equivalents	6%

Total	100%

Diamond Hill Select Fund

% of
Sector Allocation	Net Assets
Consumer Discretionary	4%
Consumer Staples	15%
Energy	15%
Financial	16%
Health Care	19%
Industrial	14%
Information Technology	6%
Materials	2%
Utilities	1%
Cash and Cash Equivalents	8%

Total	100%

Diamond Hill Long-Short Fund

	% of Long	% of Net
Sector Allocation	Portfolio	Assets
Long Portfolio
Consumer Discretionary	3%	4%
Consumer Staples	9%	12%
Energy	13%	16%
Financial	10%	13%
Health Care	13%	17%
Industrial	10%	14%
Information Technology	6%	7%
Materials	2%	2%
Utilities	2%	3%
Cash and Cash Equivalents	32%	9%

Total	100%

	% of Short	% of Net
Sector Allocation	Portfolio	Assets
Short Portfolio
Consumer Discretionary	59%	-18%
Consumer Staples	6%	-1%
Health Care	10%	-3%
Industrial	7%	-2%
Information Technology	10%	-2%
Materials	6%	-2%
Telecommunication Services	2%	-1%

	100%

Other
Segregated Cash with Brokers		32%

		100%

Diamond Hill Funds Semi-Annual Report June 30, 2010	Page 19

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2010 (Unaudited)
Diamond Hill Financial Long-Short Fund

	% of Long	% of Net
Sector Allocation	Portfolio	Assets
Long Portfolio
Common Stocks
Asset Management	1%	1%
Banking Services	23%	26%
Consumer Financial Services	4%	4%
Financial Services	15%	17%
Insurance	30%	33%
REITs and Real Estate Management	2%	3%
Technology Services	0%	0%
Corporate Bonds
Banking Services	2%	2%
Preferred Stocks
Banking Services	3%	4%
Financial Services	2%	2%
REITs and Real Estate Management	2%	1%
Cash and Cash Equivalents	16%	7%

Total	100%

	% of Short	% of Net
Sector Allocation	Portfolio	Assets
Short Portfolio
Common Stocks
Banking Services	92%	-4%
Capital Markets	8%	-1%

	100%

Other
Segregated Cash with Brokers		5%

		100%

Diamond Hill Strategic Income Fund

% of
Sector Allocation	Net Assets
Corporate Bonds	86%
Preferred Stocks	1%
Collateralized Debt Obligations	1%
Cash and Cash Equivalents	12%

Total	100%

Page 20	Diamond Hill Funds Semi-Annual Report June 30, 2010

Diamond Hill Funds
Statements of Assets & Liabilities
June 30, 2010 (Unaudited)

		Small-Mid
	Small Cap	Cap	Large Cap	Select
	Fund	Fund	Fund	Fund

Assets
Investment securities, at cost	$768,943,567	$48,403,046	$867,368,326	$32,842,669

Investment securities, at fair value — including $94,607,928; $4,458,408; $19,642,825; and $201,702 of securities loaned for the Small Cap Fund, the Small-Mid Cap Fund, the Large Cap Fund and the Select Fund, respectively	$681,218,792	$46,145,376	$834,763,538	$32,996,705
Repurchase agreements at value	98,133,861	4,601,462	20,496,783	211,914

Total securities at value	779,352,653	50,746,838	855,260,321	33,208,619
Cash	3,167,042	—	411,461	13,987
Receivable for securities sold	—	—	—	275,624
Receivable for fund shares issued	1,215,318	47,437	2,891,649	13,004
Receivable for dividends	451,284	28,751	1,118,695	43,532

Total Assets	784,186,297	50,823,026	859,682,126	33,554,766

Liabilities
Return of collateral for securities on loan	98,133,861	4,601,462	20,496,783	211,914
Payable for securities purchased	14,114,605	173,118	7,522,704	343,062
Payable for fund shares redeemed	1,389,646	50,529	1,164,208	67,526
Payable to Investment Adviser	458,530	28,968	425,854	19,704
Payable to Administrator	198,233	11,746	238,514	9,184
Accrued distribution and service fees	103,794	6,098	104,143	4,893

Total Liabilities	114,398,669	4,871,921	29,952,206	656,283

Net Assets	$669,787,628	$45,951,105	$829,729,920	$32,898,483

Components of Net Assets
Paid-in capital	$659,979,823	$45,435,347	$917,324,155	$35,002,502
Accumulated net investment income (loss)	(872,676)	42,671	6,941,104	284,128
Accumulated net realized gains (losses) from investment transactions	271,395	(1,870,705)	(82,427,334)	(2,754,097)
Net unrealized appreciation (depreciation) on investments	10,409,086	2,343,792	(12,108,005)	365,950

Net Assets	$669,787,628	$45,951,105	$829,729,920	$32,898,483

Pricing of Class A Shares
Net assets attributable to Class A shares	$385,206,214	$8,714,490	$380,499,773	$7,309,554

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	18,003,004	858,435	30,617,853	877,855

Net asset value and redemption price per share	$21.40	$10.15	$12.43	$8.33

Maximum offering price per share	$22.53	$10.68	$13.08	$8.77

Pricing of Class C Shares
Net assets attributable to Class C shares	$24,908,216	$4,947,904	$25,703,503	$3,827,816

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,237,714	500,048	2,146,042	465,582

Net asset value, offering price and redemption price per share(A)	$20.12	$9.89	$11.98	$8.22

Pricing of Class I Shares
Net assets attributable to Class I shares	$259,673,198	$32,288,711	$423,526,644	$21,761,113

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	12,057,719	3,171,367	33,940,736	2,610,161

Net asset value, offering price and redemption price per share	$21.54	$10.18	$12.48	$8.34

(A)	Redemption price per share varies based upon holding period.
See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2010	Page 21

Diamond Hill Funds
Statements of Assets & Liabilities
June 30, 2010 (Unaudited)

		Financial	Strategic
	Long-Short	Long-Short	Income
	Fund	Fund	Fund

Assets
Investment securities, at cost	$1,759,936,497	$13,439,592	$151,878,199

Investment securities, at market value — including $15,803,441, $1,234,231 and $9,120,305 of securities loaned for the Long-Short Fund, the Financial Long-Short Fund and the Strategic Income Fund, respectively	$1,807,559,545	$12,896,889	$143,350,069
Repurchase agreements at value	16,233,187	1,276,847	9,284,978

Total securities at value	1,823,792,732	14,173,736	152,635,047
Cash	4,626,138	98,407	—
Deposits with brokers for securities sold short	604,884,804	648,102	—
Receivable for securities sold	15,571,668	—	—
Receivable for fund shares issued	10,251,387	7,217	357,539
Receivable for dividends and interest	1,828,762	19,691	2,076,801

Total Assets	2,460,955,491	14,947,153	155,069,387

Liabilities
Return of collateral for securities on loan	16,233,187	1,276,847	9,284,978
Securities sold short, at value (proceeds $439,630,015 for the Long-Short Fund and $617,209 for the Financial Long-Short Fund)	540,859,855	606,705	—
Payable for securities purchased	13,782,152	98,407	5,306,531
Payable for dividends on securities sold short	623,711	1,056	—
Payable for fund shares redeemed	7,325,897	11,076	102,796
Payable to Investment Adviser	1,433,171	10,926	57,905
Payable to Administrator	518,728	2,826	34,448
Accrued distribution and service fees	349,487	2,960	28,148

Total Liabilities	581,126,188	2,010,803	14,814,806

Net Assets	$1,879,829,303	$12,936,350	$140,254,581

Components of Net Assets
Paid-in capital	$2,473,273,797	$27,188,323	$158,528,227
Accumulated net investment income (loss)	(71,831)	17,215	1,670,317
Accumulated net realized gains (losses) from investment transactions	(555,999,058)	(15,013,836)	(20,700,811)
Net unrealized appreciation (depreciation) on investments	(37,373,605)	744,648	756,848

Net Assets	$1,879,829,303	$12,936,350	$140,254,581

Pricing of Class A Shares
Net assets attributable to Class A shares	$787,822,363	$9,600,559	$40,945,505

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	53,408,596	909,583	3,880,825

Net asset value and redemption price per share	$14.75	$10.55	$10.55

Maximum offering price per share	$15.53	$11.11	$10.93

Pricing of Class C Shares
Net assets attributable to Class C shares	$212,965,256	$1,408,649	$23,988,681

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	15,209,139	139,857	2,275,110

Net asset value, offering price and redemption price per share(A)	$14.00	$10.07	$10.54

Pricing of Class I Shares
Net assets attributable to Class I shares	$879,041,684	$1,927,142	$75,320,395

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	59,087,361	183,306	7,151,862

Net asset value, offering price and redemption price per share	$14.88	$10.51	$10.53

(A)	Redemption price per share varies based upon holding period.
See accompanying Notes to Financial Statements.

Page 22	Diamond Hill Funds Semi-Annual Report June 30, 2010

Diamond Hill Funds
Statements of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

	Small Cap	Small-Mid	Large Cap	Select
	Fund	Cap Fund	Fund	Fund

Investment Income
Dividends	$2,949,503	$253,998	$7,747,537	$314,298

Total Investment Income	2,949,503	253,998	7,747,537	314,298

Expenses
Investment advisory fees	2,533,385	165,385	2,437,249	119,079
Administration fees	964,813	56,052	1,132,889	43,666
Distribution fees — Class A	562,710	13,229	475,055	9,602
Distribution and service fees — Class C	126,300	24,345	133,128	18,644

Net Expenses	4,187,208	259,011	4,178,321	190,991

Net Investment Income (Loss)	(1,237,705)	(5,013)	3,569,216	123,307

Realized and Unrealized Gains (Losses) on Investments
Net realized gains from security sales	37,986,847	1,616,590	3,849,865	386,998
Net change in unrealized appreciation (depreciation) on investments	(40,846,986)	(2,247,825)	(87,461,206)	(3,279,287)

Net Realized and Unrealized Gains (Losses) on Investments	(2,860,139)	(631,235)	(83,611,341)	(2,892,289)

Net Change in Net Assets from Operations	$(4,097,844)	$(636,248)	$(80,042,125)	$(2,768,982)

		Financial	Strategic
	Long-Short	Long-Short	Income
	Fund	Fund	Fund

Investment Income
Dividends	$16,605,203	$93,905	$—
Interest	—	17,093	4,434,449
Securities lending income	—	1,109	11,695

Total Investment Income	16,605,203	112,107	4,446,144

Expenses
Investment advisory fees	8,895,713	62,491	339,028
Administration fees	2,877,686	19,623	178,619
Distribution fees — Class A	1,158,684	12,106	56,064
Distribution and service fees — Class C	1,208,169	7,199	114,916
Dividend expense on securities sold short	2,871,567	8,652	—

Net Expenses	17,011,819	110,071	688,627

Net Investment Income (Loss)	(406,616)	2,036	3,757,517

Realized and Unrealized Gains (Losses) on Investments
Net realized gains from security sales	7,298,727	585,862	4,796,933

Net realized gains (losses) on closed short positions	(38,221,533)	36,266	—

Net change in unrealized appreciation (depreciation) on investments	(168,306,994)	(643,111)	360,939

Net Realized and Unrealized Gains (Losses) on Investments	(199,229,800)	(20,983)	5,157,872

Net Change in Net Assets from Operations	$(199,636,416)	$(18,947)	$8,915,389

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2010	Page 23

Diamond Hill Funds
Statements of Changes in Net Assets

			Small-Mid
	Small Cap Fund		Cap Fund		Large Cap Fund		Select Fund
	For the		For the		For the		For the
	Six Months	For the Year	Six Months	For the Year	Six Months	For the Year	Six Months	For the Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	June 30, 2010	December 31,	June 30, 2010	December 31,	June 30, 2010	December 31,	June 30, 2010	December 31,
	(Unaudited)	2009	(Unaudited)	2009	(Unaudited)	2009	(Unaudited)	2009

From Operations
Net investment income (loss)	$(1,237,705)	$(256,931)	$(5,013)	$95,349	$3,569,216	$5,281,842	$123,307	$160,821
Net realized gains (losses) from security sales	37,986,847	(30,591,178)	1,616,590	126,013	3,849,865	(42,399,879)	386,998	(1,050,906)
Net change in unrealized appreciation (depreciation) on investments	(40,846,986)	152,197,640	(2,247,825)	10,341,281	(87,461,206)	187,761,340	(3,279,287)	6,173,332

Net Change in Net Assets from Operations	(4,097,844)	121,349,531	(636,248)	10,562,643	(80,042,125)	150,643,303	(2,768,982)	5,283,247

Distributions to Shareholders
From net investment income:
Class A	—	—	—	—	—	(343,767)	—	—
Class C	—	—	—	—	—	—	—	—
Class I	—	(54,353)	—	(47,498)	—	(1,566,079)	—	—

Decrease in Net Assets from Distributions to Shareholders	—	(54,353)	—	(47,498)	—	(1,909,846)	—	—

From Capital Transactions
Class A
Proceeds from shares sold	84,665,967	165,501,703	4,923,533	1,813,950	135,295,246	120,586,896	1,515,735	3,074,230
Reinvested distributions	—	—	—	—	—	324,714	—	—
Payments for shares redeemed	(142,186,957)	(133,212,347)	(4,718,990)	(3,224,100)	(61,849,357)	(111,001,731)	(462,523)	(1,591,975)

Net Increase (Decrease) in Net Assets from Class A Share Transactions	(57,520,990)	32,289,356	204,543	(1,410,150)	73,445,889	9,909,879	1,053,212	1,482,255

Class C
Proceeds from shares sold	4,019,818	5,040,434	1,214,823	1,013,000	5,682,726	4,801,305	1,043,465	948,652
Reinvested distributions	—	—	—	—	—	—	—	—
Payments for shares redeemed	(2,215,120)	(3,440,142)	(536,426)	(633,515)	(2,848,660)	(5,732,858)	(317,183)	(1,644,815)

Net Increase (Decrease) in Net Assets from Class C Share Transactions	1,804,698	1,600,292	678,397	379,485	2,834,066	(931,553)	726,282	(696,163)

Class I
Proceeds from shares sold	184,655,754	66,954,429	7,812,138	7,136,181	154,844,203	180,703,538	1,835,637	13,945,012
Reinvested distributions	—	36,435	—	44,093	—	1,357,132	—	—
Payments for shares redeemed	(23,508,187)	(18,310,499)	(1,194,745)	(2,869,276)	(39,259,237)	(38,625,467)	(1,451,691)	(1,395,089)

Net Increase (Decrease) in Net Assets from Class I Share Transactions	161,147,567	48,680,365	6,617,393	4,310,998	115,584,966	143,435,203	383,946	12,549,923

Total Increase (Decrease) in Net Assets	101,333,431	203,865,191	6,864,085	13,795,478	111,822,796	301,146,986	(605,542)	18,619,262

Net Assets
Beginning of period	568,454,197	364,589,006	39,087,020	25,291,542	717,907,124	416,760,138	33,504,025	14,884,763

End of period	$669,787,628	$568,454,197	$45,951,105	$39,087,020	$829,729,920	$717,907,124	$32,898,483	$33,504,025

Accumulated Net Investment Income (Loss)	$(872,676)	$365,099	$42,671	$47,684	$6,941,104	$3,371,996	$284,128	$160,821

See accompanying Notes to Financial Statements.

Page 24	Diamond Hill Funds Semi-Annual Report June 30, 2010

Diamond Hill Funds
Statements of Changes in Net Assets

			Financial		Strategic
	Long-Short Fund		Long-Short Fund		Income Fund
	For the		For the		For the
	Six Months	For the Year	Six Months	For the Year	Six Months	For the Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30, 2010	December 31,	June 30, 2010	December 31,	June 30, 2010	December 31,
	(Unaudited)	2009	(Unaudited)	2009	(Unaudited)	2009

From Operations
Net investment income (loss)	$(406,616)	$334,820	$2,036	$168,608	$3,757,517	$8,238,199
Net realized gains (losses) from security sales	7,298,727	(411,501,248)	585,862	(4,538,905)	4,796,933	(2,624,805)
Net realized gains (losses) on closed short positions	(38,221,533)	23,617,996	36,266	509,259	—	—
Net change in unrealized appreciation (depreciation) on investments	(168,306,994)	662,358,292	(643,111)	5,867,352	360,939	23,787,504

Net Change in Net Assets from Operations	(199,636,416)	274,809,860	(18,947)	2,006,314	8,915,389	29,400,898

Distributions to Shareholders
From net investment income:
Class A	—	—	—	(111,864)	(1,269,640)	(2,466,249)
Class C	—	—	—	(8,226)	(581,595)	(1,125,025)
Class I	—	(19,506)	—	(29,059)	(2,107,074)	(4,383,077)

Decrease in Net Assets from Distributions to Shareholders	—	(19,506)	—	(149,149)	(3,958,309)	(7,974,351)

From Capital Transactions
Class A
Proceeds from shares sold	215,164,978	326,417,461	5,374,048	2,030,204	17,928,978	17,000,130
Reinvested distributions	—	—	—	101,838	968,759	1,877,048
Payments for shares redeemed	(301,998,827)	(609,656,533)	(3,928,592)	(3,373,922)	(20,595,375)	(15,717,064)

Net Increase (Decrease) in Net Assets from Class A Share Transactions	(86,833,849)	(283,239,072)	1,445,456	(1,241,880)	(1,697,638)	3,160,114

Class C
Proceeds from shares sold	20,489,206	33,230,041	310,115	244,546	3,790,099	7,386,298
Reinvested distributions	—	—	—	5,050	304,465	545,639
Payments for shares redeemed	(39,716,000)	(92,651,580)	(191,182)	(926,675)	(3,086,702)	(3,935,967)

Net Increase (Decrease) in Net Assets from Class C Share Transactions	(19,226,794)	(59,421,539)	118,933	(677,079)	1,007,862	3,995,970

Class I
Proceeds from shares sold	418,358,647	290,532,180	1,971,168	1,056,937	12,992,416	12,143,607
Reinvested distributions	—	12,153	—	26,688	1,647,784	3,541,762
Payments for shares redeemed	(188,568,560)	(313,649,974)	(599,028)	(1,174,200)	(6,228,125)	(12,875,853)

Net Increase (Decrease) in Net Assets from Class I Share Transactions	229,790,087	(23,105,641)	1,372,140	(90,575)	8,412,075	2,809,516

Total Increase (Decrease) in Net Assets	(75,906,972)	(90,975,898)	2,917,582	(152,369)	12,679,379	31,392,147

Net Assets
Beginning of period	1,955,736,275	2,046,712,173	10,018,768	10,171,137	127,575,202	96,183,055

End of period	$1,879,829,303	$1,955,736,275	$12,936,350	$10,018,768	$140,254,581	$127,575,202

Accumulated Net Investment Income (Loss)	$(71,831)	$334,785	$17,215	$15,179	$1,670,317	$1,871,109

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2010	Page 25

Diamond Hill Funds
Schedules of Capital Share Transactions

			Small-Mid
	Small Cap Fund		Cap Fund		Large Cap Fund		Select Fund
	For the		For the		For the		For the
	Six Months	For the Year	Six Months	For the Year	Six Months	For the Year	Six Months	For the Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	June 30, 2010	December 31,	June 30, 2010	December 31,	June 30, 2010	December 31,	June 30, 2010	December 31,
	(Unaudited)	2009	(Unaudited)	2009	(Unaudited)	2009	(Unaudited)	2009

Shares
Class A Shares:
Issued	3,749,363	9,915,026	458,913	206,040	9,876,089	11,032,156	164,053	388,569
Reinvested	—	—	—	—	—	23,583	—	—
Redeemed	(6,330,711)	(8,013,473)	(443,475)	(404,330)	(4,541,438)	(10,100,394)	(52,137)	(213,578)

Net increase (decrease) in shares outstanding	(2,581,348)	1,901,553	15,438	(198,290)	5,334,651	955,345	111,916	174,991
Shares outstanding, beginning of period	20,584,352	18,682,799	842,997	1,041,287	25,283,202	24,327,857	765,939	590,948

Shares outstanding, end of period	18,003,004	20,584,352	858,435	842,997	30,617,853	25,283,202	877,855	765,939

Class C Shares:
Issued	190,036	294,883	115,032	114,617	427,724	435,501	112,017	114,127
Reinvested	—	—	—	—	—	—	—	—
Redeemed	(103,982)	(211,267)	(51,060)	(86,699)	(213,090)	(530,358)	(34,765)	(222,124)

Net increase (decrease) in shares outstanding	86,054	83,616	63,972	27,918	214,634	(94,857)	77,252	(107,997)
Shares outstanding, beginning of period	1,151,660	1,068,044	436,076	408,158	1,931,408	2,026,265	388,330	496,327

Shares outstanding, end of period	1,237,714	1,151,660	500,048	436,076	2,146,042	1,931,408	465,582	388,330

Class I Shares:
Issued	8,120,142	3,702,914	733,223	840,763	11,296,822	15,289,754	204,266	1,660,685
Reinvested	—	1,681	—	4,264	—	98,414	—	—
Redeemed	(1,039,810)	(1,082,213)	(113,749)	(336,473)	(2,843,672)	(3,381,441)	(158,590)	(205,003)

Net increase (decrease) in shares outstanding	7,080,332	2,622,382	619,474	508,554	8,453,150	12,006,727	45,676	1,455,682
Shares outstanding, beginning of period	4,977,387	2,355,005	2,551,893	2,043,339	25,487,586	13,480,859	2,564,485	1,108,803

Shares outstanding, end of period	12,057,719	4,977,387	3,171,367	2,551,893	33,940,736	25,487,586	2,610,161	2,564,485

See accompanying Notes to Financial Statements.

Page 26	Diamond Hill Funds Semi-Annual Report June 30, 2010

Diamond Hill Funds
Schedules of Capital Share Transactions

			Financial		Strategic
	Long-Short Fund		Long-Short Fund		Income Fund
	For the		For the		For the
	Six Months	For the Year	Six Months	For the Year	Six Months	For the Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30, 2010	December 31,	June 30, 2010	December 31,	June 30, 2010	December 31,
	(Unaudited)	2009	(Unaudited)	2009	(Unaudited)	2009

Shares
Class A Shares:
Issued	13,492,559	22,613,604	483,000	266,862	1,698,086	1,851,057
Reinvested	—	—	—	9,717	92,186	206,797
Redeemed	(19,282,583)	(43,760,256)	(345,548)	(400,451)	(1,952,804)	(1,792,642)

Net increase (decrease) in shares outstanding	(5,790,024)	(21,146,652)	137,452	(123,872)	(162,532)	265,212
Shares outstanding, beginning of period	59,198,620	80,345,272	772,131	896,003	4,043,357	3,778,145

Shares outstanding, end of period	53,408,596	59,198,620	909,583	772,131	3,880,825	4,043,357

Class C Shares:
Issued	1,339,115	2,381,033	28,147	32,612	361,355	787,746
Reinvested	—	—	—	503	28,987	60,527
Redeemed	(2,632,933)	(6,823,760)	(17,885)	(133,348)	(295,328)	(449,334)

Net increase (decrease) in shares outstanding	(1,293,818)	(4,442,727)	10,262	(100,233)	95,014	398,939
Shares outstanding, beginning of period	16,502,957	20,945,684	129,595	229,828	2,180,096	1,781,157

Shares outstanding, end of period	15,209,139	16,502,957	139,857	129,595	2,275,110	2,180,096

Class I Shares:
Issued	26,273,711	19,632,070	172,754	100,731	1,233,617	1,313,557
Reinvested	—	730	—	2,564	157,139	392,948
Redeemed	(11,892,469)	(22,353,381)	(54,209)	(122,675)	(594,384)	(1,427,450)

Net increase (decrease) in shares outstanding	14,381,242	(2,720,581)	118,545	(19,380)	796,372	279,055
Shares outstanding, beginning of period	44,706,119	47,426,700	64,761	84,141	6,355,490	6,076,435

Shares outstanding, end of period	59,087,361	44,706,119	183,306	64,761	7,151,862	6,355,490

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2010	Page 27

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

	For the Six
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2010		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2009	2008	2007	2006	2005	(A)

Diamond Hill Small Cap Fund — Class A
Net asset value at beginning of period	$21.31		$16.53	$22.53	$25.03	$23.95	$21.41

Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.01)	0.13	0.08	0.09	0.02
Net realized and unrealized gains (losses) on investments	0.15		4.79	(5.98)	(1.00)	1.60	2.74

Total from investment operations	0.09		4.78	(5.85)	(0.92)	1.69	2.76

Less distributions:
Dividends from net investment income	—		—	(0.12)	(0.08)	(0.09)	(0.01)
Distributions from net realized gains	—		—	(0.03)	(1.50)	(0.52)	(0.21)

Total distributions	—		—	(0.15)	(1.58)	(0.61)	(0.22)

Net asset value at end of period	$21.40		$21.31	$16.53	$22.53	$25.03	$23.95

Total return(B)	0.42	% (D)	28.92%	(25.99%)	(3.79%)	7.03%	12.90%

Net assets at end of period (000s)	$385,206		$438,722	$308,832	$315,378	$431,524	$308,925

Ratio of net expenses to average net assets	1.39	% (E)	1.38%	1.35%	1.39%	1.42%	1.45%
Ratio of net investment income (loss) to average net assets	(0.47	%)(E)	(0.09%)	0.75%	0.29%	0.38%	0.19%
Ratio of gross expenses to average net assets	1.39	% (E)	1.38%	1.35%	1.39%	1.42%	1.45%
Portfolio turnover rate(C)	22	% (D)	47%	47%	21%	30%	15%

Diamond Hill Small Cap Fund — Class C
Net asset value at beginning of period	$20.12		$15.72	$21.44	$24.00	$23.08	$20.79

Income (loss) from investment operations:
Net investment income (loss)	(0.12)		(0.13)	(0.01)	(0.15)	(0.10)	(0.08)
Net realized and unrealized gains (losses) on investments	0.12		4.53	(5.68)	(0.91)	1.54	2.58

Total from investment operations	—		4.40	(5.69)	(1.06)	1.44	2.50

Less distributions:
Distributions from net realized gains	—		—	(0.03)	(1.50)	(0.52)	(0.21)

Total distributions	—		—	(0.03)	(1.50)	(0.52)	(0.21)

Net asset value at end of period	$20.12		$20.12	$15.72	$21.44	$24.00	$23.08

Total return(B)	0.00	% (D)	27.99%	(26.55%)	(4.51%)	6.23%	12.05%

Net assets at end of period (000s)	$24,908		$23,172	$16,790	$25,158	$35,035	$41,115

Ratio of net expenses to average net assets	2.14	% (E)	2.13%	2.11%	2.14%	2.17%	2.20%
Ratio of net investment income (loss) to average net assets	(1.21	%) (E)	(0.83%)	(0.03%)	(0.46%)	(0.37%)	(0.61%)
Ratio of gross expenses to average net assets	2.14	% (E)	2.13%	2.11%	2.14%	2.17%	2.20%
Portfolio turnover rate(C)	22	% (D)	47%	47%	21%	30%	15%

Diamond Hill Small Cap Fund — Class I
Net asset value at beginning of period	$21.41		$16.55	$22.57	$25.08	$23.99	$19.93

Income (loss) from investment operations:
Net investment income (loss)	(0.05)		0.04	0.17	0.22	0.21	0.04
Net realized and unrealized gains (losses) on investments	0.18		4.83	(5.97)	(1.05)	1.59	4.27

Total from investment operations	0.13		4.87	(5.80)	(0.83)	1.80	4.31

Less distributions:
Dividends from net investment income	(0.00	) (F)	(0.01)	(0.19)	(0.18)	(0.19)	(0.04)
Distributions from net realized gains	—		—	(0.03)	(1.50)	(0.52)	(0.21)

Total distributions	(0.00	) (F)	(0.01)	(0.22)	(1.68)	(0.71)	(0.25)

Net asset value at end of period	$21.54		$21.41	$16.55	$22.57	$25.08	$23.99

Total return	0.61	% (D)	29.43%	(25.69%)	(3.41%)	7.49%	21.63	% (D)

Net assets at end of period (000s)	$259,673		$106,561	$38,967	$32,057	$51,381	$35,434

Ratio of net expenses to average net assets	1.00	% (E)	0.99%	0.98%	0.98%	0.99%	0.99	% (E)
Ratio of net investment income (loss) to average net assets	(0.03	%) (E)	0.30%	1.17%	0.69%	0.82%	0.74	% (E)
Ratio of gross expenses to average net assets	1.01	% (E)	0.99%	0.98%	0.98%	0.99%	0.99	% (E)
Portfolio turnover rate(C)	22	% (D)	47%	47%	21%	30%	15%

(A)	Class I commenced operations on April 29, 2005.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Not annualized.

(E)	Annualized.

(F)	Amount rounds to less than $0.005.
See accompanying Notes to Financial Statements.

Page 28	Diamond Hill Funds Semi-Annual Report June 30, 2010

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

For the Six
Months Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2010	December 31,	December 31,	December 31,	December 31,
(Unaudited)	2009	2008	2007	2006	(A)

Diamond Hill Small-Mid Cap Fund — Class A
Net asset value at beginning of period	$10.22	$7.26	$10.50	$10.91	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	0.03	0.10	0.06	0.04
Net realized and unrealized gains (losses) on investments	(0.06)	2.93	(3.25)	(0.15)	0.94

Total from investment operations	(0.07)	2.96	(3.15)	(0.09)	0.98

Less distributions:
Dividends from net investment income	—	—	(0.09)	(0.04)	(0.01)
Distributions from net realized gains	—	—	—	(0.28)	(0.06)

Total distributions	—	—	(0.09)	(0.32)	(0.07)

Net asset value at end of period	$10.15	$10.22	$7.26	$10.50	$10.91

Total return(B)	(0.68	%) (D)	40.77%	(30.01%)	(0.91%)	9.81%

Net assets at end of period (000s)	$8,714	$8,616	$7,557	$10,549	$9,608

Ratio of net expenses to average net assets	1.34	% (E)	1.33%	1.32%	1.33%	1.21%
Ratio of net investment income (loss) to average net assets	(0.21	%) (E)	0.17%	1.11%	0.54%	0.49%
Ratio of gross expenses to average net assets	1.34	% (E)	1.33%	1.32%	1.34%	1.34%
Portfolio turnover rate(C)	17	% (D)	74%	91%	39%	33%

Diamond Hill Small-Mid Cap Fund — Class C
Net asset value at beginning of period	$10.00	$7.15	$10.40	$10.85	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.04)	0.04	(0.02)	(0.02)
Net realized and unrealized gains (losses) on investments	(0.08)	2.89	(3.22)	(0.15)	0.93

Total from investment operations	(0.11)	2.85	(3.18)	(0.17)	0.91

Less distributions:
Dividends from net investment income	—	—	(0.07)	—	—
Distributions from net realized gains	—	—	—	(0.28)	(0.06)

Total distributions	—	—	(0.07)	(0.28)	(0.06)

Net asset value at end of period	$9.89	$10.00	$7.15	$10.40	$10.85

Total return(B)	(1.10	%) (D)	39.86%	(30.54%)	(1.65%)	9.08%

Net assets at end of period (000s)	$4,948	$4,361	$2,920	$2,388	$2,368

Ratio of net expenses to average net assets	2.09	% (E)	2.08%	2.05%	2.08%	2.00%
Ratio of net investment income (loss) to average net assets	(0.93	%) (E)	(0.59%)	0.48%	(0.21%)	(0.27%)
Ratio of gross expenses to average net assets	2.09	% (E)	2.08%	2.05%	2.09%	2.11%
Portfolio turnover rate(C)	17	% (D)	74%	91%	39%	33%

Diamond Hill Small-Mid Cap Fund — Class I
Net asset value at beginning of period	$10.23	$7.25	$10.50	$10.91	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	0.04	0.13	0.09	0.04
Net realized and unrealized gains (losses) on investments	(0.06)	2.96	(3.26)	(0.13)	0.98

Total from investment operations	(0.05)	3.00	(3.13)	(0.04)	1.02

Less distributions:
Dividends from net investment income	—	(0.02)	(0.12)	(0.09)	(0.05)
Distributions from net realized gains	—	—	—	(0.28)	(0.06)

Total distributions	—	(0.02)	(0.12)	(0.37)	(0.11)

Net asset value at end of period	$10.18	$10.23	$7.25	$10.50	$10.91

Total return	(0.49	%) (D)	41.36%	(29.77%)	(0.44%)	10.18%

Net assets at end of period (000s)	$32,289	$26,110	$14,815	$18,478	$11,986

Ratio of net expenses to average net assets	0.96	% (E)	0.94%	0.93%	0.93%	0.90%
Ratio of net investment income (loss) to average net assets	0.20	% (E)	0.54%	1.49%	0.97%	1.01%
Ratio of gross expenses to average net assets	0.96	% (E)	0.94%	0.93%	0.94%	0.98%
Portfolio turnover rate(C)	17	% (D)	74%	91%	39%	33%

(A)	Class A, Class C, and Class I commenced operations on December 31, 2005, and commenced public offering and investment operations on January 3, 2006.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Not annualized.

(E)	Annualized.
See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2010	Page 29

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

	For the Six
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2010		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2009	2008	2007	2006	2005	(A)

Diamond Hill Large Cap Fund — Class A
Net asset value at beginning of period	$13.62		$10.47	$16.25	$16.36	$14.44	$12.51

Income (loss) from investment operations:
Net investment income (loss)	0.03		0.10	0.15	0.21	0.15	0.05
Net realized and unrealized gains (losses) on investments	(1.22)		3.06	(5.69)	0.69	2.03	1.98

Total from investment operations	(1.19)		3.16	(5.54)	0.90	2.18	2.03

Less distributions:
Dividends from net investment income	(0.00	) (F)	(0.01)	(0.14)	(0.19)	(0.14)	(0.06)
Distributions from net realized gains	—		—	(0.10)	(0.82)	(0.12)	(0.04)

Total distributions	(0.00	) (F)	(0.01)	(0.24)	(1.01)	(0.26)	(0.10)

Net asset value at end of period	$12.43		$13.62	$10.47	$16.25	$16.36	$14.44

Total return(B)	(8.74	%) (D)	30.21%	(34.06%)	5.42%	15.06%	16.19%

Net assets at end of period (000s)	$380,500		$344,456	$254,688	$309,617	$338,286	$96,637

Ratio of net expenses to average net assets	1.19	% (E)	1.18%	1.16%	1.18%	1.21%	1.27%
Ratio of net investment income (loss) to average net assets	0.71	% (E)	0.91%	1.23%	1.15%	1.32%	1.08%
Ratio of gross expenses to average net assets	1.19	% (E)	1.18%	1.16%	1.19%	1.21%	1.27%
Portfolio turnover rate(C)	9	% (D)	31%	28%	44%	32%	15%

Diamond Hill Large Cap Fund — Class C
Net asset value at beginning of period	$13.18		$10.19	$15.84	$15.99	$14.15	$12.31

Income (loss) from investment operations:
Net investment income (loss)	0.00	(F)	0.02	0.06	0.06	0.06	0.05
Net realized and unrealized gains (losses) on investments	(1.20)		2.97	(5.55)	0.70	1.95	1.83

Total from investment operations	(1.20)		2.99	(5.49)	0.76	2.01	1.88

Less distributions:
Dividends from net investment income	—		—	(0.06)	(0.09)	(0.05)	—
Distributions from net realized gains	—		—	(0.10)	(0.82)	(0.12)	(0.04)

Total distributions	—		—	(0.16)	(0.91)	(0.17)	(0.04)

Net asset value at end of period	$11.98		$13.18	$10.19	$15.84	$15.99	$14.15

Total return(B)	(9.10	%) (D)	29.34%	(34.64%)	4.68%	14.18%	15.25%

Net assets at end of period (000s)	$25,704		$25,454	$20,656	$27,084	$22,438	$9,518

Ratio of net expenses to average net assets	1.94	% (E)	1.93%	1.91%	1.93%	1.96%	2.02%
Ratio of net investment income (loss) to average net assets	(0.05	%) (E)	0.91%	0.48%	0.43%	0.57%	0.26%
Ratio of gross expenses to average net assets	1.94	% (E)	1.93%	1.91%	1.93%	1.96%	2.02%
Portfolio turnover rate(C)	9	% (D)	31%	28%	44%	32%	15%

Diamond Hill Large Cap Fund — Class I
Net asset value at beginning of period	$13.65		$10.49	$16.29	$16.40	$14.47	$12.38

Income (loss) from investment operations:
Net investment income (loss)	0.05		0.11	0.23	0.25	0.13	0.08
Net realized and unrealized gains (losses) on investments	(1.22)		3.11	(5.74)	0.73	2.12	2.13

Total from investment operations	(1.17)		3.22	(5.51)	0.98	2.25	2.21

Less distributions:
Dividends from net investment income	—		(0.06)	(0.19)	(0.27)	(0.20)	(0.08)
Distributions from net realized gains	—		—	(0.10)	(0.82)	(0.12)	(0.04)

Total distributions	—		(0.06)	(0.29)	(1.09)	(0.32)	(0.12)

Net asset value at end of period	$12.48		$13.65	$10.49	$16.29	$16.40	$14.47

Total return	(8.57	%) (D)	30.71%	(33.82%)	5.88%	15.49%	17.84	% (D)

Net assets at end of period (000s)	$423,527		$347,998	$141,416	$84,129	$59,182	$10,442

Ratio of net expenses to average net assets	0.81	% (E)	0.79%	0.78%	0.78%	0.78%	0.80	% (E)
Ratio of net investment income (loss) to average net assets	1.10	% (E)	1.28%	1.67%	1.60%	1.82%	1.60	% (E)
Ratio of gross expenses to average net assets	0.81	% (E)	0.79%	0.78%	0.78%	0.78%	0.80	% (E)
Portfolio turnover rate(C)	9	% (D)	31%	28%	44%	32%	15%

(A)	Class I commenced operations on January 31, 2005.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Not annualized.

(E)	Annualized.

(F)	Amount rounds to less than $0.005.
See accompanying Notes to Financial Statements.

Page 30	Diamond Hill Funds Semi-Annual Report June 30, 2010

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

For the Six
Months Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2010	December 31,	December 31,	December 31,	December 31,
(Unaudited)	2009	2008	2007	2006	(A)

Diamond Hill Select Fund — Class A
Net asset value at beginning of period	$9.02	$6.82	$10.61	$11.17	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.04	0.09	0.12	0.10
Net realized and unrealized gains (losses) on investments	(0.71)	2.16	(3.55)	0.53	1.27

Total from investment operations	(0.69)	2.20	(3.46)	0.65	1.37

Less distributions:
Dividends from net investment income	—	—	(0.08)	(0.09)	(0.08)
Distributions from net realized gains	—	—	(0.25)	(1.12)	(0.12)

Total distributions	—	—	(0.33)	(1.21)	(0.20)

Net asset value at end of period	$8.33	$9.02	$6.82	$10.61	$11.17

Total return(B)	(7.65	%) (D)	32.26%	(32.68%)	5.63%	13.66%

Net assets at end of period (000s)	$7,310	$6,910	$4,030	$6,841	$10,036

Ratio of net expenses to average net assets	1.29	% (E)	1.28%	1.28%	1.29%	1.31%
Ratio of net investment income (loss) to average net assets	0.56	% (E)	0.60%	1.10%	0.90%	1.04%
Ratio of gross expenses to average net assets	1.29	% (E)	1.28%	1.28%	1.29%	1.32%
Portfolio turnover rate(C)	8	% (D)	57%	85%	55%	80%

Diamond Hill Select Fund — Class C
Net asset value at beginning of period	$8.94	$6.78	$10.56	$11.16	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	0.01	0.02	0.02	0.02
Net realized and unrealized gains (losses) on investments	(0.71)	2.15	(3.55)	0.54	1.30

Total from investment operations	(0.72)	2.16	(3.53)	0.56	1.32

Less distributions:
Dividends from net investment income	—	—	—	(0.04)	(0.04)
Distributions from net realized gains	—	—	(0.25)	(1.12)	(0.12)

Total distributions	—	—	(0.25)	(1.16)	(0.16)

Net asset value at end of period	$8.22	$8.94	$6.78	$10.56	$11.16

Total return(B)	(8.05	%) (D)	31.86%	(33.48%)	4.78%	13.11%

Net assets at end of period (000s)	$3,828	$3,472	$3,366	$6,912	$5,661

Ratio of net expenses to average net assets	2.04	% (E)	2.03%	2.01%	2.03%	2.05%
Ratio of net investment income (loss) to average net assets	(0.19	%) (E)	0.07%	0.28%	0.23%	0.32%
Ratio of gross expenses to average net assets	2.04	% (E)	2.03%	2.02%	2.04%	2.06%
Portfolio turnover rate(C)	8	% (D)	57%	85%	55%	80%

Diamond Hill Select Fund — Class I
Net asset value at beginning of period	$9.02	$6.75	$10.59	$11.16	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04	0.05	0.11	0.13	0.09
Net realized and unrealized gains (losses) on investments	(0.72)	2.22	(3.58)	0.57	1.32

Total from investment operations	(0.68)	2.27	(3.47)	0.70	1.41

Less distributions:
Dividends from net investment income	—	—	(0.12)	(0.15)	(0.13)
Distributions from net realized gains	—	—	(0.25)	(1.12)	(0.12)

Total distributions	—	—	(0.37)	(1.27)	(0.25)

Net asset value at end of period	$8.34	$9.02	$6.75	$10.59	$11.16

Total return	(7.54	%) (D)	33.63%	(32.85%)	6.10%	14.04%

Net assets at end of period (000s)	$21,761	$23,122	$7,489	$4,667	$3,220

Ratio of net expenses to average net assets	0.91	% (E)	0.89%	0.87%	0.88%	0.84%
Ratio of net investment (loss) income to average net assets	0.93	% (E)	1.29%	1.58%	1.37%	1.47%
Ratio of gross expenses to average net assets	0.91	% (E)	0.89%	0.87%	0.89%	0.86%
Portfolio turnover rate(C)	8	% (D)	57%	85%	55%	80%

(A)	Class A, Class C, and Class I commenced operations on December 31, 2005, and commenced public offering and investment operations on January 3, 2006.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Not annualized

(E)	Annualized.
See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2010	Page 31

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

	For the Six
	Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2010		December 31,		December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2009		2008	2007	2006	2005	(A)

Diamond Hill Long-Short Fund — Class A
Net asset value at beginning of period	$16.31		$13.83		$18.40	$18.57	$16.46	$13.67

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.00	(B)	0.16	0.44	0.26	0.10
Net realized and unrealized gains (losses) on investments	(1.55)		2.48		(4.52)	0.16	2.52	2.83

Total from investment operations	(1.56)		2.48		(4.36)	0.60	2.78	2.93

Less distributions:
Dividends from net investment income	—		—		(0.15)	(0.42)	(0.25)	(0.10)
Distributions from net realized gains	—		—		(0.06)	(0.35)	(0.42)	(0.04)

Total distributions	—		—		(0.21)	(0.77)	(0.67)	(0.14)

Net asset value at end of period	$14.75		$16.31		$13.83	$18.40	$18.57	$16.46

Total return(C)	(9.56	%) (F)	17.93%		(23.65%)	3.14%	16.89%	21.46%

Net assets at end of period (000s)	$787,822		$965,382		$1,110,982	$965,259	$773,161	$180,035

Ratio of net expenses to average net assets	1.78	% (G)	1.85%		1.62%	1.69%	1.77%	1.82%
Ratio of net investment income (loss) to average net assets	(0.12	%) (G)	0.00	% (B)	0.95%	2.46%	2.15%	1.12%
Ratio of net expenses to average net assets, excluding dividends on securities sold short	1.50	% (G)	1.48%		1.45%	1.48%	1.51%	1.55%
Portfolio turnover rate(D)	16	% (F)	44%		59%	59%	83%	58	% (E)

Diamond Hill Long-Short Fund — Class C
Net asset value at beginning of period	$15.54		$13.28		$17.65	$17.88	$15.92	$13.26

Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.12)		0.04	0.27	0.16	0.03
Net realized and unrealized gains (losses) on investments	(1.46)		2.38		(4.32)	0.16	2.38	2.70

Total from investment operations	(1.54)		2.26		(4.28)	0.43	2.54	2.73

Less distributions:
Dividends from net investment income	—		—		(0.03)	(0.31)	(0.16)	(0.03)
Distributions from net realized gains	—		—		(0.06)	(0.35)	(0.42)	(0.04)

Total distributions	—		—		(0.09)	(0.66)	(0.58)	(0.07)

Net asset value at end of period	$14.00		$15.54		$13.28	$17.65	$17.88	$15.92

Total return(C)	(9.91	%) (F)	17.02%		(24.26%)	2.41%	15.98%	20.58%

Net assets at end of period (000s)	$212,965		$256,445		$278,069	$303,392	$188,550	$70,891

Ratio of net expenses to average net assets	2.53	% (G)	2.60%		2.37%	2.44%	2.52%	2.57%
Ratio of net investment income (loss) to average net assets	(0.86	%) (G)	(0.76%)		0.22%	1.72%	1.40%	0.37%
Ratio of net expenses to average net assets, excluding dividends on securities sold short	2.25	% (G)	2.23%		2.20%	2.23%	2.26%	2.30%
Portfolio turnover rate(D)	16	% (F)	44%		59%	59%	83%	58	% (E)

Diamond Hill Long-Short Fund — Class I
Net asset value at beginning of period	$16.42		$13.87		$18.46	$18.63	$16.49	$13.80

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.05		0.19	0.48	0.28	0.14
Net realized and unrealized gains (losses) on investments	(1.55)		2.50		(4.51)	0.19	2.59	2.73

Total from investment operations	(1.54)		2.55		(4.32)	0.67	2.87	2.87

Less distributions:
Dividends from net investment income	—		(0.00	) (B)	(0.21)	(0.49)	(0.31)	(0.14)
Distributions from net realized gains	—		—		(0.06)	(0.35)	(0.42)	(0.04)

Total distributions	—		(0.00	) (B)	(0.27)	(0.84)	(0.73)	(0.18)

Net asset value at end of period	$14.88		$16.42		$13.87	$18.46	$18.63	$16.49

Total return	(9.38	%) (F)	18.39%		(23.36%)	3.59%	17.37%	20.81	% (F)

Net assets at end of period (000s)	$879,042		$733,909		$657,662	$500,425	$290,734	$56,873

Ratio of net expenses to average net assets	1.41	% (G)	1.47%		1.24%	1.29%	1.34%	1.39	% (G)
Ratio of net investment income (loss) to average net assets	0.29	% (G)	0.37%		1.33%	2.87%	2.60%	1.71	% (G)
Ratio of net expenses to average net assets, excluding dividends on securities sold short	1.11	% (G)	1.10%		1.08%	1.08%	1.08%	1.10	% (G)
Portfolio turnover rate(D)	16	% (F)	44%		59%	59%	83%	58	% (E)

(A)	Class I commenced operations on January 31, 2005.

(B)	Amount rounds to less than $0.005.

(C)	Total returns shown exclude the effect of applicable sales charges.

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	The portfolio turnover rate for December 31, 2005 has been revised to include long-term short selling transactions.

(F)	Not annualized.

(G)	Annualized.
See accompanying Notes to Financial Statements.

Page 32	Diamond Hill Funds Semi-Annual Report June 30, 2010

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

For the Six
Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2010	December 31,	December 31,	December 31,	December 31,	December 31,
(Unaudited)	2009	2008	2007	(A)	2006	2005

Diamond Hill Financial Long-Short Fund — Class A
Net asset value at beginning of period	$10.43	$8.48	$16.20	$20.90	$18.48	$19.10

Income (loss) from investment operations:
Net investment income (loss)	0.00	(D)(G)	0.16	(D)	0.45	0.49	0.23	0.29
Net realized and unrealized gains (losses) on investments	0.12	1.94	(7.74)	(4.04)	2.79	(0.24)

Total from investment operations	0.12	2.10	(7.29)	(3.55)	3.02	0.05

Less distributions:
Dividends from net investment income	—	(0.15)	(0.42)	(0.47)	(0.24)	(0.30)
Distributions from net realized gains	—	—	(0.01)	(0.68)	(0.36)	(0.37)

Total distributions	—	(0.15)	(0.43)	(1.15)	(0.60)	(0.67)

Net asset value at end of period	$10.55	$10.43	$8.48	$16.20	$20.90	$18.48

Total return(B)	1.15	% (E)	24.73%	(44.98%)	(17.05%)	16.35%	0.25%

Net assets at end of period (000s)	$9,600	$8,053	$7,596	$27,597	$38,978	$17,366

Ratio of net expenses to average net assets	1.71	% (F)	1.77%	1.85%	1.81%	1.70%	1.67%
Ratio of net investment income (loss) to average net assets	0.08	% (F)	1.92%	2.37%	2.17%	1.80%	1.41%
Ratio of gross expenses to average net assets	1.71	% (F)	1.77%	1.85%	1.82%	1.70%	1.67%
Ratio of net expenses to average net assets, excluding dividends on securities sold short	1.58	% (F)	1.58%	1.56%	1.59%	1.62%	—
Portfolio turnover rate(C)	30	% (E)	85%	74%	55%	45%	28%

Diamond Hill Financial Long-Short Fund — Class C
Net asset value at beginning of period	$9.99	$8.12	$15.60	$20.10	$17.84	$18.42

Income (loss) from investment operations:
Net investment income (loss)	(0.02)	0.09	(D)	0.21	0.34	0.13	0.15
Net realized and unrealized gains (losses) on investments	0.10	1.84	(7.31)	(3.88)	2.63	(0.24)

Total from investment operations	0.08	1.93	(7.10)	(3.54)	2.76	(0.09)

Less distributions:
Dividends from net investment income	—	(0.06)	(0.37)	(0.28)	(0.14)	(0.12)
Distributions from net realized gains	—	—	(0.01)	(0.68)	(0.36)	(0.37)

Total distributions	—	(0.06)	(0.38)	(0.96)	(0.50)	(0.49)

Net asset value at end of period	$10.07	$9.99	$8.12	$15.60	$20.10	$17.84

Total return(B)	0.80	% (E)	23.81%	(45.49%)	(17.68%)	15.47%	(0.49%)

Net assets at end of period (000s)	$1,409	$1,295	$1,866	$3,287	$4,620	$2,544

Ratio of net expenses to average net assets	2.46	% (F)	2.52%	2.58%	2.56%	2.45%	2.42%
Ratio of net investment income (loss) to average net assets	(0.69	%) (F)	1.17%	1.76%	1.42%	1.03%	0.67%
Ratio of gross expenses to average net assets	2.46	% (F)	2.52%	2.58%	2.57%	2.45%	2.42%
Ratio of net expenses to average net assets, excluding dividends on securities sold short	2.33	% (F)	2.35%	2.30%	2.34%	2.37%	—
Portfolio turnover rate(C)	30	% (E)	85%	74%	55%	45%	28%

Diamond Hill Financial Long-Short Fund — Class I
Net asset value at beginning of period	$10.37	$8.43	$16.18	20.90

Income (loss) from investment operations:
Net investment income (loss)	0.05	0.21	(D)	0.63	0.37
Net realized and unrealized gains (losses) on investments	0.09	1.92	(7.89)	(3.83)

Total from investment operations	0.14	2.13	(7.26)	(3.46)

Less distributions:
Dividends from net investment income	—	(0.19)	(0.48)	(0.58)
Distributions from net realized gains	—	—	(0.01)	(0.68)

Total distributions	—	(0.19)	(0.49)	(1.26)

Net asset value at end of period	$10.51	$10.37	$8.43	16.18

Total return	1.35	% (E)	25.31%	(44.79%)	(16.61%)

Net assets at end of period (000s)	$1,927	$671	$709	2,464

Ratio of net expenses to average net assets	1.34	% (F)	1.38%	1.47%	1.41%
Ratio of net investment income (loss) to average net assets	0.46	% (F)	2.45%	2.80%	2.96%
Ratio of gross expenses to average net assets	1.34	% (F)	1.38%	1.47%	1.42%
Ratio of net expenses to average net assets, excluding dividends on securities sold short	1.20	% (F)	1.19%	1.18%	1.18%
Portfolio turnover rate(C)	30	% (E)	85%	74%	55%

(A)	Class I commenced operations on December 31, 2006, and commenced public offering and investment operations on January 3, 2007.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(E)	Not annualized.

(F)	Annualized.

(G)	Amount rounds to less than $0.005.
See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2010	Page 33

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

	For the Six
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2010		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2009	2008	2007	2006	2005	(A)

Diamond Hill Strategic Income Fund — Class A
Net asset value at beginning of period	$10.15		$8.28	$10.41	$11.71	$11.25	$11.63

Income (loss) from investment operations:
Net investment income (loss)	0.30		0.69	0.71	0.68	0.70	0.66
Net realized and unrealized gains (losses) on investments	0.40		1.86	(2.19)	(1.20)	0.42	(0.38)

Total from investment operations	0.70		2.55	(1.48)	(0.52)	1.12	0.28

Less distributions:
Dividends from net investment income	(0.30)		(0.68)	(0.64)	(0.67)	(0.66)	(0.66)
Distributions from net realized gains	—		—	—	(0.11)	—	—
Return of capital	—		—	(0.01)	—	—	—

Total distributions	(0.30)		(0.68)	(0.65)	(0.78)	(0.66)	(0.66)

Net asset value at end of period	$10.55		$10.15	$8.28	$10.41	$11.71	$11.25

Total return(B)	6.95	% (D)	32.13%	(14.79%)	(4.78%)	10.26%	2.41%

Net assets at end of period (000s)	$40,946		$41,048	$31,268	$54,435	$49,372	$31,456

Ratio of net expenses to average net assets	1.08	% (E)	1.08%	1.06%	1.08%	1.12%	1.17%
Ratio of net investment income (loss) to average net assets	5.47	% (E)	7.64%	6.60%	6.15%	6.38%	5.74%
Ratio of gross expenses to average net assets	1.08	% (E)	1.08%	1.06%	1.09%	1.12%	1.17%
Portfolio turnover rate(C)	40	% (D)	83%	95%	142%	43%	66%

Diamond Hill Strategic Income Fund — Class C
Net asset value at beginning of period	$10.15		$8.27	$10.41	$11.70	$11.24	$11.63

Income (loss) from investment operations:
Net investment income (loss)	0.24		0.58	0.65	0.62	0.62	0.58
Net realized and unrealized gains (losses) on investments	0.41		1.91	(2.21)	(1.22)	0.41	(0.40)

Total from investment operations	0.65		2.49	(1.56)	(0.60)	1.03	0.18

Less distributions:
Dividends from net investment income	(0.26)		(0.61)	(0.57)	(0.58)	(0.57)	(0.57)
Distributions from net realized gains	—		—	—	(0.11)	—	—
Return of capital	—		—	(0.01)	—	—	—

Total distributions	(0.26)		(0.61)	(0.58)	(0.69)	(0.57)	(0.57)

Net asset value at end of period	$10.54		$10.15	$8.27	$10.41	$11.70	$11.24

Total return(B)	6.46	% (D)	31.34%	(15.51%)	(5.43%)	9.43%	1.57%

Net assets at end of period (000s)	$23,989		$22,120	$14,730	$24,638	$26,908	$20,257

Ratio of net expenses to average net assets	1.83	% (E)	1.83%	1.80%	1.83%	1.87%	1.91%
Ratio of net investment income (loss) to average net assets	4.73	% (E)	6.88%	5.87%	5.35%	5.63%	5.06%
Ratio of gross expenses to average net assets	1.83	% (E)	1.83%	1.81%	1.84%	1.87%	1.91%
Portfolio turnover rate(C)	40	% (D)	83%	95%	142%	43%	66%

Diamond Hill Strategic Income Fund — Class I
Net asset value at beginning of period	$10.13		$8.26	$10.40	$11.69	$11.23	$11.65

Income (loss) from investment operations:
Net investment income (loss)	0.29		0.73	0.70	0.71	0.73	0.65
Net realized and unrealized gains (losses) on investments	0.43		1.85	(2.15)	(1.17)	0.44	(0.42)

Total from investment operations	0.72		2.58	(1.45)	(0.46)	1.17	0.23

Less distributions:
Dividends from net investment income	(0.32)		(0.71)	(0.68)	(0.72)	(0.71)	(0.65)
Distributions from net realized gains	—		—	—	(0.11)	—	—
Return of capital	—		—	(0.01)	—	—	—

Total distributions	(0.32)		(0.71)	(0.69)	(0.83)	(0.71)	(0.65)

Net asset value at end of period	$10.53		$10.13	$8.26	$10.40	$11.69	$11.23

Total return	7.16	% (D)	32.69%	(14.55%)	(4.31%)	10.74%	2.03	% (D)

Net assets at end of period (000s)	$75,320		$64,407	$50,185	$70,205	$54,302	$25,299

Ratio of net expenses to average net assets	0.70	% (E)	0.69%	0.67%	0.68%	0.68%	0.70	% (E)
Ratio of net investment income (loss) to average net assets	5.86	% (E)	8.05%	7.05%	6.62%	6.89%	6.57	% (E)
Ratio of gross expenses to average net assets	0.70	% (E)	0.69%	0.68%	0.68%	0.68%	0.70	% (E)
Portfolio turnover rate(C)	40	% (D)	83%	95%	142%	43%	66%

(A)	Class I commenced operations on January 31, 2005.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Not annualized.

(E)	Annualized.
See accompanying Notes to Financial Statements.

Page 34	Diamond Hill Funds Semi-Annual Report June 30, 2010

Diamond Hill Funds
Notes to Financial Statements
June 30, 2010 (Unaudited)
Organization
The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”) and Diamond Hill Strategic Income Fund (“Strategic Income Fund”), are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company. Each Fund is a diversified series of the Trust.
The Funds offer three classes of shares: Class A, Class C and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price except for Strategic Income Fund which is 3.50%. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within a year of the purchase date.
Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Security valuation — The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other investment companies are valued at their reported net asset value. Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Approximately 0.5% of the Strategic Income Fund’s net assets are being valued using estimates provided by the Fair Value Committee. The Fair Value Committee relied heavily upon analysis of the fund’s portfolio manager in the absence of readily ascertainable market values. These values may differ from the values that would have been used had a ready market for these securities existed, and the differences could be material.

Diamond Hill Funds Semi-Annual Report June 30, 2010	Page 35

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)
The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
• Level 1	—	quoted prices in active markets for identical securities

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3	—	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days of the filing are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2010:

		Level 2 —
	Level 1 —	Other Significant
	Quoted Prices	Observable Inputs
Investments in Securities:
(Assets)
Small Cap Fund
Common Stocks*	$538,405,331	$—
Registered Investment Companies	142,813,461	—
Repurchase Agreements	—	98,133,861

Total	681,218,792	98,133,861
Small-Mid Cap Fund
Common Stocks*	40,090,312	—
Registered Investment Companies	6,055,064	—
Repurchase Agreements	—	4,601,462

Total	46,145,376	4,601,462
Large Cap Fund
Common Stocks*	782,981,275	—
Registered Investment Companies	51,782,263	—
Repurchase Agreements	—	20,496,783

Total	834,763,538	20,496,783
Select Fund
Common Stocks*	30,269,220	—
Registered Investment Companies	2,727,485	—
Repurchase Agreements	—	211,914

Total	32,996,705	211,914
Long-Short Fund
Common Stocks*	1,658,260,394	—
Registered Investment Companies	149,299,151	—
Repurchase Agreements	—	16,233,187

Total	1,807,559,545	16,233,187
Financial Long-Short Fund
Common Stocks*	10,827,737	—
Preferred Stocks*	909,061	—
Corporate Bonds*	—	221,583
Registered Investment Companies	938,508	—
Repurchase Agreements	—	1,276,847

Total	12,675,306	1,498,430

Page 36	Diamond Hill Funds Semi-Annual Report June 30, 2010

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

		Level 2 —
	Level 1 —	Other Significant
	Quoted Prices	Observable Inputs
Investments in Securities:
(Assets) (continued)
Strategic Income Fund
Preferred Stocks*	$1,317,112	$23,108
Corporate Bonds*	—	120,538,783
Collateralized Debt Obligations	—	739,576
Registered Investment Companies	20,731,490	—
Repurchase Agreements	—	9,284,978

Total	22,048,602	130,586,445
Investments in Securities Sold Short:
(Liabilities)
Long-Short Fund
Common Stocks*	$(540,859,855)	$—
Financial Long-Short Fund
Common Stocks*	(606,705)	—

*	See Schedule of Investments and Schedule of Securities Sold Short for industry classification.
There were no significant transfers in and out of Levels 1, 2, or 3 during the six months ended June 30, 2010 and the Funds held no Level 3 securities at June 30, 2010.
Short sales — The Long-Short Fund, Financial Long-Short Fund and Strategic Income Fund may sell a security they do not own in anticipation of a decline in the value of that security. When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Deposits with brokers for securities sold short” on the Statements of Assets & Liabilities.
Securities Lending — Under the terms of the securities lending agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), JPMorgan is authorized to loan securities on behalf of the Funds to approved borrowers. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. The cash collateral is invested in short term instruments as noted in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, net securities lending income shall first be solely paid as credits and offset against costs and other charges incurred by each Fund with JPMorgan. Any remaining securities lending revenue is then paid to the Funds as securities lending income.
As of June 30, 2010, the value of securities loaned and the collateral held were as follows:

	Fair Value	Fair Value of
	of Securities Loaned	Collateral Received
Small Cap Fund	$94,607,928	$98,133,861
Small-Mid Cap Fund	4,458,408	4,601,462
Large Cap Fund	19,642,825	20,496,783
Select Fund	201,702	211,914
Long-Short Fund	15,803,441	16,233,187
Financial Long-Short Fund	1,234,231	1,276,847
Strategic Income Fund	9,120,305	9,284,978

Diamond Hill Funds Semi-Annual Report June 30, 2010	Page 37

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)
Security transactions — Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method. The Funds record distributions received from investments in Real Estate Investment Trusts (REITS) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently net investment income) as an increase to unrealized appreciation (depreciation) and realized gain (loss) on investments as necessary once the issuers provide information about the actual composition of the distributions.
Share valuation — The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.
Federal income taxes — Each Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2006 through 2009) and have concluded that no provision for income tax is required in their financial statements.
Distributions to shareholders — Dividends from net investment income are declared and paid monthly for the Strategic Income Fund. Dividends from net investment income are declared and paid on an annual basis for the Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, and Financial Long-Short Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP in the United States. These differences are primarily due to differing treatments for paydown gains and losses on mortgage-backed securities, expiring capital loss carry forwards, and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. Certain Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.
Investment Transactions
For the six months ended June 30, 2010, the purchases and sales (including maturities) of investment securities (excluding short-term securities and U.S. government obligations) were as follows:

	Purchases	Sales
Small Cap Fund	$192,316,453	$110,547,752
Small-Mid Cap Fund	14,905,646	6,400,998
Large Cap Fund	257,824,867	64,062,767
Select Fund	5,586,085	2,485,027
Long-Short Fund	511,454,832	308,387,551
Financial Long-Short Fund	5,637,674	3,392,424
Strategic Income Fund	48,944,271	66,266,080

Page 38	Diamond Hill Funds Semi-Annual Report June 30, 2010

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)
The Funds pay commissions on the purchase and sale of investment securities. The commissions are treated as transaction costs and, therefore, are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statements of Operations. No portion of the commissions paid during the period was used to purchase so-called “soft dollar” services as defined in Section 28(e) of the Securities Exchange Act of 1934. The Funds paid the following commissions during the six months ended June 30, 2010:

		Total Commissions	Commissions as a %
		Used to Pay for	of Average Net Assets
	Total Commissions	Soft Dollars Services	(not annualized)
Small Cap Fund	$258,608	$—	0.04%
Small-Mid Cap Fund	15,848	—	0.04
Large Cap Fund	212,613	—	0.03
Select Fund	4,021	—	0.01
Long-Short Fund	537,764	—	0.03
Financial Long-Short Fund	7,507	—	0.06
Strategic Income Fund	7,225	—	0.01
Investment Advisory Fees and Other Transactions with Affiliates
The Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, Financial Long-Short Fund, and Strategic Income Fund each receive investment management and advisory services from Diamond Hill Capital Management, Inc. (“DHCM”) under management agreements that provide for fees to be paid at an annual rate of 0.80%, 0.75%, 0.60%, 0.70%, 0.90%, 1.00%, and 0.50% of the Funds’ average daily net assets, respectively. The advisory agreements are subject to annual approval by the Board of Trustees. In addition, each Fund has entered into an administrative services agreement whereby DHCM (“Administrator”) is paid a fee at an annual rate of 0.30% for Class A and Class C Shares and 0.19% for Class I shares of each class’ average daily net assets. Prior to April 30, 2010, the fees paid by Class A, Class C, and Class I shares were paid at an annual rate of 0.34%, 0.34% and 0.20% of each classes’ average daily net assets, respectively. These administrative fees are used to pay most of the Funds’ operating expenses except advisory, distribution, custody, brokerage, taxes, interest, dividend expense on securities sold short, and extraordinary expenses.
Pursuant to rule 12b-1 of the 1940 Act, each Fund has adopted a distribution plan (together, the “Plans”). Under the Plans, Class A shares pay a distribution fee at an annual rate of 0.25% of Class A average daily net assets. Class C shares pay a distribution and shareholder-servicing fee at an annual rate of 0.75% and 0.25%, respectively, of Class C average daily net assets. Class I shares are not subject to any distribution or shareholder-servicing fees. The Trust entered into a Distribution Agreement on behalf of the Funds with BHIL Distributors, Inc. (“Distributor”), an affiliate of DHCM. Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund’s shares.
For the six months ended June 30, 2010, the Distributor received the following amounts in sales commissions from the sales of Class A shares of the Funds as follows:

Small Cap Fund	$8,268
Small-Mid Cap Fund	1,069
Large Cap Fund	9,468
Select Fund	640
Long-Short Fund	17,182
Financial Long-Short Fund	3,702
Strategic Income Fund	460

Diamond Hill Funds Semi-Annual Report June 30, 2010	Page 39

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)
DHCM, as the financing agent for Class C shares, received contingent deferred sales charges relating to the redemptions of Class C shares of the Funds for the six months ended June 30, 2010 as follows:

Small Cap Fund	$1,328
Small-Mid Cap Fund	100
Large Cap Fund	1,076
Select Fund	80
Long-Short Fund	6,222
Strategic Income Fund	14,702
Certain officers of the Trust are affiliated with DHCM or the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.
Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Federal Tax Information
The amount and character of income and capital gain distributions paid by the Funds are determined in accordance with Federal income tax regulations which may differ from GAAP. The tax character of distributions paid differs from the character of distributions shown on the Statements of Changes in Net Assets due primarily to short-term capital gains being treated as ordinary income for tax purposes.
The tax character of distributions paid during the latest tax years ended 2009 and 2008 was as follows:

	Small Cap Fund		Small-Mid Cap Fund		Large Cap Fund		Select Fund

	2009	2008	2009	2008	2009	2008	2009	2008

Distributions paid from:
Ordinary income	$54,353	$3,188,253	$47,498	$362,049	$1,909,846	$6,027,559	$—	$170,214
Long-term capital gains	—	—	—	—	—	3,779,308	—	568,314

Total distributions	$54,353	$3,188,253	$47,498	$362,049	$1,909,846	$9,806,867	$—	$738,528

	Long-Short Fund		Financial Long-Short Fund		Strategic Income Fund

	2009	2008	2009	2008	2009	2008

Distributions paid from:
Ordinary income	$19,506	$22,430,110	$149,149	$486,458	$7,974,351	$8,683,372
Long-term capital gains	—	9,366,895	—	—	—	—
Return of capital	—	—	—	—	—	166,756

Total distributions	$19,506	$31,797,005	$149,149	$486,458	$7,974,351	$8,850,128

The following components of accumulated earnings (deficit) computed on a tax basis as of the latest tax year ended December 31, 2009:

	Small	Small-Mid	Large	Select
	Cap Fund	Cap Fund	Cap Fund	Fund

Tax cost of portfolio investments	$639,557,192	$43,391,543	$676,803,070	$34,947,688

Gross unrealized appreciation	83,938,948	5,569,274	95,373,812	3,725,906
Gross unrealized depreciation	(34,342,430)	(2,006,150)	(20,888,281)	(926,645)

Net unrealized appreciation	49,596,518	3,563,124	74,485,531	2,799,261
Undistributed ordinary income	—	47,033	3,371,996	160,821
Capital loss carryforwards	(35,690,799)	(2,458,151)	(84,713,390)	(2,143,874)
Post-October losses	—	—	(696,139)	—
Other temporary differences	—	—	—	(151,245)

Accumulated earnings (deficit)	$13,905,719	$1,152,006	$(7,552,002)	$664,963

Page 40	Diamond Hill Funds Semi-Annual Report June 30, 2010

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

		Financial	Strategic
	Long-Short	Long-Short	Income
	Fund	Fund	Fund

Tax cost of portfolio investments	$1,852,227,357	$10,404,693	$138,727,860

Gross unrealized appreciation	327,466,198	1,747,656	12,400,209
Gross unrealized depreciation	(201,942,536)	(550,247)	(12,004,372)

Net unrealized appreciation	125,523,662	1,197,409	395,837
Undistributed ordinary income	334,785	—	1,871,181
Capital loss carryforwards	(519,005,486)	(15,430,435)	(25,497,744)
Post-October losses	(661,039)	—	—

Accumulated deficit	$(393,808,078)	$(14,233,026)	$(23,230,726)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, investments in Real Estate Investment Trusts and contributed securities.
As of the latest tax year ended December 31, 2009, the Funds had net capital loss carryforwards expiring as follows:

		Expires
	Amount	December 31,

Small Cap Fund	$5,865,271	2016
	29,825,528	2017

	$35,690,799

Small-Mid Cap Fund	$995,466	2016
	1,462,685	2017

	$2,458,151

Large Cap Fund	$43,434,203	2016
	41,279,187	2017

	$84,713,390

Select Fund	$495,737	2016
	1,648,137	2017

	$2,143,874

Long-Short Fund	$101,454,175	2016
	417,551,311	2017

	$519,005,486

Financial Long-Short Fund	$8,896,517	2016
	6,533,918	2017

	$15,430,435

Strategic Income Fund	$18,618,627	2016
	6,879,117	2017

	$25,497,744

The Funds also elected to defer until their subsequent tax year capital losses incurred after October 31, 2009. These capital loss carryforwards and “Post-October” losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year.

Diamond Hill Funds Semi-Annual Report June 30, 2010	Page 41

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)
As of June 30, 2010, the Fund’s federal tax cost of investment securities and net unrealized appreciation (depreciation) were as follows:

				Net
		Gross	Gross	Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)

Diamond Hill Small Cap Fund	$770,968,219	$67,157,917	$58,773,483	$8,384,434
Diamond Hill Small-Mid Cap Fund	49,189,784	4,186,302	2,629,248	1,557,054
Diamond Hill Large Cap Fund	868,242,360	35,944,919	48,926,958	(12,982,039)
Diamond Hill Select Fund	33,730,349	1,138,768	1,660,498	(521,730)
Diamond Hill Long-Short Fund	1,765,352,143	160,341,260	101,900,671	58,440,589
Diamond Hill Financial Long-Short Fund	13,632,552	1,156,460	615,276	541,184
Diamond Hill Strategic Income Fund	151,878,271	7,193,390	6,436,614	756,776
Subsequent Events
The Funds evaluated subsequent events from June 30, 2010, through the date these financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

Page 42	Diamond Hill Funds Semi-Annual Report June 30, 2010

Diamond Hill Funds
Other Items
June 30, 2010 (Unaudited)
Proxy Voting
The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1-888-226-5595 or on the Securities and Exchange Commission’s website at http://www.sec.gov.
Portfolio Disclosure
The Trust files a complete listing of portfolio holdings as of the end of the first and third quarters of each fiscal year on Form N-Q and each second and fourth quarters of each fiscal year on Form N-CSR. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-888-226-5595. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Monthly portfolio holdings are also available on www.diamond-hill.com.
Trustee Approval of Investment Advisory Agreements
The Trustees of Diamond Hill Funds (the “Trust”), at a regularly scheduled meeting on May 11, 2010, by a unanimous vote, approved the Management Agreements between the Trust and Diamond Hill Capital Management, Inc. (the “Adviser”), for each series of the Trust (each separately, a “Fund”). The Trustees discussed the following factors, on a Fund-by-Fund basis, in connection with the Trust’s Management Agreements (“investment advisory agreements”):
a)	The nature, extent and quality of the services provided by the Adviser under the investment advisory agreements, including a review of the investment advisory agreements themselves, the services provided thereunder, the fee formula, fees paid, expenses assumed and termination provisions. The Trustees reviewed the performance history of each fund with a five year track record as of January 31, 2010, noting that two Funds ranked in the 1st quartile of their respective peer group, one ranked in the 2nd quartile and two in the 3rd quartile. The Trustees also reviewed the two funds with a track record of less than five years noting that both Funds ranked in the 1st quartile for their three year performance. The Trustees also noted that the Adviser continued to invest significant resources in its investment team, by growing its research team to 17 associates over the last five years to help enhance the delivery of portfolio management services to the Funds.

b)	The reasonableness of the investment advisory fees, with the Trustees noting that the contract rates under the investment advisory agreements as of February 15, 2010 were at or below the mean and median rates of comparable funds within each Fund’s respective peer group.

c)	The reasonableness of the total expenses, with the Trustees noting that the total expenses of each class of shares of each of the Funds were generally at or below the mean and median total expenses of comparable funds within each Fund’s respective peer group, with total expenses for Class I shares of each Fund generally in the lower third of their respective peer groups.

d)	With limited exceptions, investment advisory fees charged by the Adviser to the Funds were comparable to the investment advisory fees the Adviser charges to its other similarly managed accounts (i.e. hedge funds and separate accounts).

e)	The reasonableness of each Fund’s profitability to the Adviser, including the Adviser’s methodology for calculating its profitability, with the Trustees noting that the Adviser’s pre-tax profit margin on the investment advisory agreements of each Fund represented a fair and entrepreneurial profit for managing the Fund. The Trustees also noted the Adviser (who is also the Administrator) has a history of voluntarily reducing its fees under the Administration Agreement when asset growth allows for the sharing of the economies of scale realized by the Administrator.

Diamond Hill Funds Semi-Annual Report June 30, 2010	Page 43

Diamond Hill Funds
Other Items (Continued)
June 30, 2010 (Unaudited)
f)	The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, with the Trustees noting that the current asset size of the Funds, the current advisory fee for each Fund, and other relevant factors did not warrant additional consideration of fee breakpoints for the Funds at the current time.

g)	The ancillary benefits received by the Adviser as a result of its relationship with the Funds. The Board considered that the Adviser has no soft dollar arrangements with respect to securities transactions it executes for the Funds. The Trustees also considered that the Adviser is the Administrator to the Funds (under the Administration Agreement) and is expected to earn fees from the Funds for providing administrative services. The fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered revenue and expenses of the Administrator for providing financing arrangements related to the payment of commissions to financial intermediaries for the sale of C Shares of the Funds.
Having considered (1) the nature, extent and quality of the services provided by the Adviser under the investment advisory agreements, including long-term performance, (2) the reasonableness of the investment advisory fees compared to those paid by comparable mutual funds, (3) the reasonableness of the total expenses compared to those paid by comparable mutual funds, (4) the reasonableness of fees charged to other similar clients of the Adviser, (5) the reasonableness of each Fund’s profitability to the Adviser under each investment advisory agreement, (6) the extent to which economies of scale could and should be shared by the Adviser with the Funds, and (7) the ancillary benefits received by the Adviser, as discussed more fully above, the Trustees, all of whom qualify as Independent Trustees under the 1940 Act, concluded it was appropriate to renew the investment advisory agreements.

Page 44	Diamond Hill Funds Semi-Annual Report June 30, 2010

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited)
As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges (loads) as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs or other fees that may apply, such as fees for low balance accounts. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at January 1, 2010 and held for the entire period from January 1, 2010 through June 30, 2010.
The Actual Expense example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense example below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

							Fund’s
	Account value		Account value		Expenses paid		annualized
	at the beginning		at the end		during		expense
	of the period ($)		of the period ($)		the period ($)*		ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual

Small Cap Fund
Class A	1,000.00	1,000.00	1,004.20	1,017.85	6.96	7.00	1.40
Class C	1,000.00	1,000.00	1,005.50	1,014.18	10.61	10.69	2.14
Class I	1,000.00	1,000.00	1,006.10	1,019.79	5.02	5.06	1.01
Small-Mid Cap Fund
Class A	1,000.00	1,000.00	993.20	1,018.10	6.67	6.76	1.35
Class C	1,000.00	1,000.00	990.00	1,014.43	10.31	10.44	2.09
Class I	1,000.00	1,000.00	995.10	1,019.98	4.80	4.86	0.97
Large Cap Fund
Class A	1,000.00	1,000.00	912.60	1,018.84	5.69	6.01	1.20
Class C	1,000.00	1,000.00	909.00	1,015.12	9.23	9.74	1.95
Class I	1,000.00	1,000.00	914.30	1,020.73	3.89	4.11	0.82
Select Fund
Class A	1,000.00	1,000.00	923.50	1,018.35	6.20	6.51	1.30
Class C	1,000.00	1,000.00	919.50	1,014.68	9.71	10.19	2.04
Class I	1,000.00	1,000.00	924.60	1,020.23	4.39	4.61	0.92
Long-Short Fund
Class A	1,000.00	1,000.00	904.40	1,015.97	8.40	8.90	1.78
Class C	1,000.00	1,000.00	900.90	1,012.20	11.97	12.67	2.54
Class I	1,000.00	1,000.00	906.20	1,017.80	6.66	7.05	1.41

Diamond Hill Funds Semi-Annual Report June 30, 2010	Page 45

Diamond Hill Funds
Schedule of Shareholder Expenses (Continued)
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited)

							Fund’s
	Account value		Account value		Expenses paid		annualized
	at the beginning		at the end		during		expense
	of the period ($)		of the period ($)		the period ($)*		ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual

Financial Long-Short Fund
Class A	1,000.00	1,000.00	1,011.50	1,016.22	8.63	8.65	1.73
Class C	1,000.00	1,000.00	1,008.00	1,012.50	12.35	12.37	2.48
Class I	1,000.00	1,000.00	1,013.50	1,018.05	6.79	6.80	1.36
Strategic Income
Class A	1,000.00	1,000.00	1,069.50	1,019.34	5.64	5.51	1.10
Class C	1,000.00	1,000.00	1,064.60	1,015.62	9.47	9.25	1.85
Class I	1,000.00	1,000.00	1,071.60	1,021.22	3.70	3.61	0.72

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

You can find more information about the Fund’s expenses, including annual expense ratios for historical periods in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. This standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

Page 46	Diamond Hill Funds Semi-Annual Report June 30, 2010

Diamond Hill Funds
Management of the Trust (Unaudited)
Listed in the charts below is basic information regarding the Trustees and officers of the Trust.
TRUSTEES:

				Number of
				Portfolios in
Name/				Fund Complex
Address/[1]	Positions	Term of Office[2] and	Principal Occupation(s)	Overseen by
Age	Held with Trust	Length of Time Served	At Least The Last 5 Years	Trustee[3]

Thomas E. Line	Chairman	Since November 2005	Senior Managing Director and Chief Financial Officer, Red Capital Group, October 2005 to the present; Vice President and Treasurer, Red Capital Group, September 2004 to October 2005; President, Focused Financial Consulting, Inc. (financial consulting), March 2002 to September 2004; Chief Operating Officer, Meeder Financial, Inc. (parent of investment adviser and mutual fund servicing companies), June 1998 to March 2002.	7
Year of Birth: 1967	Trustee

Elizabeth P. Kessler	Trustee	Since November 2005	Attorney and Partner-in-charge, Columbus Ohio office - Jones Day	7
Year of Birth: 1968

D’Ray Moore Rice	Trustee	Since August 2007	Retired, Community Volunteer. Trustee of American Performance Funds from October 2004 to October 2007.	7
Year of Birth: 1959

George A. Skestos Year of Birth: 1968	Trustee	Since August 2000	Managing Member, Arcadia Holdings, LLC (private investment banking firm), May 2001 to the present; President of Homewood Corporation (real estate development firm), January 2000 to the present.	7

PRINCIPAL OFFICERS:

Name/
Address/[1]	Positions	Term of Office and	Principal Occupation(s)
Age	Held with Trust	Length of Time Served	At Least the Last 5 Years

James F. Laird, Jr.[4] Year of Birth: 1957	President	Since December 2001	Chief Financial Officer of Diamond Hill Investment Group, Inc., since December 2001. President of Diamond Hill Securities since July 2001. Vice President Corporate Strategy with Nationwide Insurance from January 2001 to July 2001. Senior Vice President Product Development with Villanova Capital from February 1999 through December 2000.

Gary R. Young[4] Year of Birth: 1969	Treasurer, Secretary and Chief Compliance Officer	Since May 2004 Since September 2004	Controller of Diamond Hill Investment Group, Inc. since April 2004. Director of Mutual Fund Administration with Banc One Investment Advisors October 1998 through April 2004. Vice President and Manager of Mutual Fund Accounting and Financial Reporting with First Chicago NBD January 1996 through October 1998.

[1]	The address of each Trustee and Officer is 325 John H. McConnell Boulevard — Suite 200, Columbus, Ohio 43215.

[2]	Each Trustee is elected to serve in accordance with the Declaration of Trust and Bylaws of the Trust until his or her successor is duly elected and qualified.

[3]	No other directorships are held by any Trustee.

[4]	Mr. Laird and Mr. Young are each an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended, because of their relationship with Diamond Hill Capital Management, Inc.
The Statement of Additional Information contains additional information about the Trustees and is available without charge on www.diamond-hill.com or by calling 1-888-226-5595.

Diamond Hill Funds Semi-Annual Report June 30, 2010	Page 47

NOTICE OF PRIVACY POLICY
In order to enhance our ability to provide you with the best service possible, the Diamond Hill Funds (referred to as “we” or “us”) collects, uses and shares certain information about you. This policy explains what information we collect and with whom we share it. The practices described in this policy are applicable to all customers, including prospective, current and former customers. The policy also explains how we protect the security and confidentiality of certain customer information. We make reference to our “affiliates” in this policy. Affiliates are companies related to us by common control, including Diamond Hill Capital Management, Inc., Diamond Hill Investment Group, Inc., Beacon Hill Fund Services, and BHIL Distributors, Inc.
SAFEGUARDING PRIVACY
We maintain physical, electronic and procedural safeguards that comply with federal standards to ensure the safety of non-public personal customer information.
INFORMATION WE COLLECT AND SOURCES OF INFORMATION
We may collect information about our customers to help identify you, evaluate your application, service and manage your account and offer services and products you may find valuable. We collect this information from a variety of sources including:
•	Information we receive from you on applications or other forms (e.g. your name, address, date of birth, social security number and investment information).

•	Information about your transactions and experiences with us and our affiliates (e.g. your account balance, transaction history and investment selections); and

•	Information we obtain from third parties regarding their brokerage, investment advisory, custodial or other relationships with you (e.g. your account number, account balance and transaction history).
INFORMATION WE SHARE WITH SERVICE PROVIDERS
We may disclose all non-public personal information we collect, as described above, to companies (including affiliates) that perform services on our behalf, including those that assist us in responding to inquiries, processing transactions, preparing and mailing account statements and other forms of shareholder services provided they use the information solely for these purposes and they enter into a confidentiality agreement regarding the information.
INFORMATION WE SHARE WITH AFFILIATES
Our affiliates are financial service providers that offer investment advisory, brokerage and other financial services. In addition to the information we share with affiliates that provide services to us, we may share information among our affiliates to better assist you in achieving your financial goals.
PRIVACY PROMISE FOR CUSTOMERS
We will safeguard, according to federal standards of security and confidentiality, any non-public personal information our customers share with us.
We will limit the collection and use of non-public customer information to the minimum necessary to deliver superior service to our customers that includes advising our customers about our products and services and to administer our business.
We will permit only authorized employees who are trained in the proper handling of non-public customer information to have access to that information.
We will not reveal non-public customer information to any external organization unless we have previously informed the customer in disclosures or agreements, have been authorized by the customer or are required by law or our regulators.
We value you as a customer and take your personal privacy seriously. We will inform you of our policies for collecting, using, securing and sharing non-public personal information the first time we do business and every year that you are a customer of The Diamond Hill Funds or anytime we make a material change to our privacy policy.

Page 48	Diamond Hill Funds Semi-Annual Report June 30, 2010

[This page has been left blank intentionally.]

Diamond Hill®
funds

325 John H. McConnell Blvd., Suite 200
Columbus, Ohio 43215

614.255.3333
www.diamond-hill.com

Investment Adviser
Diamond Hill Capital Management, Inc.

Distributor
BHIL Distributors, Inc.

For additional information, call:
J.P. Morgan Chase Bank N.A.
TOLL FREE 888.226.5595

Item 2. Code of Ethics.
Not required in Semi-Annual report filing.
Item 3. Audit Committee Financial Expert.
Not required in Semi-Annual report filing.
Item 4. Principal Accountant Fees and Services.
Not required in Semi-Annual report filing.
Item 5. Audit Committee of Listed Companies.
Not applicable.
Item 6. Schedule of Investments.
a) The Schedule of Investments is included in the report to shareholders filed under Item 1 of this Form.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
Not Applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.
Item 11. Controls and Procedures.
(a) Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable in Semi-Annual filing.

(a)(2)	Certifications required by Item 12(a) of Form N-CSR are filed herewith.

(a)(3)	Not applicable.

(b)	Certifications required by Item 12(b) of Form N-CSR are furnished herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Diamond Hill Funds
By (Signature and Title)

/s/ James F. Laird, Jr. James F. Laird, Jr.
President
Date: September 2, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)

/s/ James F. Laird, Jr. James F. Laird, Jr.
President and Chief Executive Officer
Date: September 2, 2010
By (Signature and Title)

/s/ Gary R. Young Gary R. Young
Treasurer and Chief Financial Officer
Date: September 2, 2010